UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08234

TIFF Investment Program
(Exact name of Registrant as specified in charter)

170 N. Radnor Chester Road, Suite 300 Radnor, PA		19087
(Address of chief executive offices)		(Zip code)

Clarence Kane Brenan

Chief Executive Officer

TIFF Investment Program

170 N. Radnor Chester Road, Suite 300

Radnor, PA 19087

with a copy to:

Kristin H. Ives, Esq.

Stradley Ronon Stevens & Young, LLP

2005 Market Street, Suite 2600

Philadelphia, PA 19103

(Name and address of agent for service)

Registrant’s telephone number, including area code:		610.684.8000

Date of fiscal year end:	12/31/2021

Date of reporting period:	01/01/2021 – 06/30/2021

Item 1. Reports to Stockholders.

TIFF Investment Program
2021 Semi-Annual Report	JUNE 30, 2021
About TIFF
TIFF, founded in 1991, is a not-for-profit organization that seeks to improve the investment returns of endowed non-profits by making available to them a series of multi-manager investment strategies, plus resources aimed at enhancing fiduciaries’ knowledge of investing.
TIFF Mutual Fund
TIFF Investment Program (TIP) is comprised of a no-load mutual fund available primarily to foundations, endowments, other 501(c)(3) organizations, and certain other non-profit organizations meeting specified accreditation requirements. TIP consists of one mutual fund, TIFF Mutli-Asset Fund (MAF). TIFF Advisory Services, Inc. (TAS) serves as the investment advisor to the fund. MAF operates primarily on a multi-manager basis, and TAS has responsibility for the time-intensive task of selecting money managers and other vendors for the fund as well as for the all-important task of asset allocation.
Financial Statements
TIP is pleased to provide this Semi-Annual Report for the period ended June 30, 2021.
For Further Information
As always, we welcome the opportunity to discuss any aspect of TIFF’s services as well as answer any questions about these financial statements. For further information about TIFF, please call us at 610-684-8200 or visit www.tiff.org.
August 25, 2021

Copyright © 2021 • All rights reserved • This report is intended for institutional investors only and may not be reproduced or distributed without written permission from TIFF.

Multi-Asset
TIFF Multi-Asset Fund	June 30, 2021
Summary Schedule of Investments (Unaudited)
Foreign Common Stocks	31.5%
US Common Stocks	30.3%
Repurchase Agreement	14.4%
Private Investment Funds	14.3%
US Treasury Bonds/Notes	5.0%
Exchange-Traded Funds (ETFs)	4.6%
US Treasury Bills	2.4%
Participation Notes	0.5%
Unaffiliated Investment Company	0.5%
Preferred Stocks	0.1%
Publicly Traded Limited Partnerships	0.1%
Warrants	0.1%
Purchased Option Contracts	0.0%
Convertible Bonds	0.0%
Rights	0.0%
Structured Notes	0.0%
Disputed Claims Receipt	0.0%
Total Investments	103.8%
Securities Sold Short	(4.7)%
Other Assets in Excess of Other Liabilities	0.9%
Net Assets	100.0%
Fund holdings and sector weightings are subject to change and should not be considered a recommendation to buy or sell any security. Please refer to the Schedule of Investments for complete holdings information. Current and future holdings are subject to risk. Diversification does not ensure a profit or protect against loss in declining markets.

Multi-Asset
TIFF Multi-Asset Fund	June 30, 2021
Fund Expenses (Unaudited)
As a shareholder of a fund, you incur two types of costs: (1) transaction costs, including entry and exit fees; and (2) ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2021 to June 30, 2021.
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as entry fees or exit fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Including Expenses for Securities Sold Short*			Excluding Expenses for Securities Sold Short*
	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During the Period** 1/1/21 – 6/30/21	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During the Period** 1/1/21 – 6/30/21
1) Actual	$1,000.00	$1,106.50	$5.07	$1,000.00	$1,106.50	$3.97
2) Hypothetical	$1,000.00	$1,019.98	$4.86	$1,000.00	$1,021.03	$3.81

*
Expenses on Securities Sold Short include dividends and interest on securities sold short and broker fees on securities sold short.

**
Expenses are equal to the fund’s annualized expense ratio of 0.97% (calculated over a six-month period, which may differ from the fund’s actual expense ratio for the full year), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Excluding expenses for securities sold short, expenses incurred by the fund were 0.76%. The expense ratios do not include the fees and expenses associated with investments made in acquired funds; such fees and expenses are reflected in the acquired funds’ total return.

Multi-Asset
TIFF Multi-Asset Fund	June 30, 2021
Financial Highlights
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016
For a share outstanding throughout each period
Net asset value, beginning of period	$16.71	$14.22	$12.02	$14.53	$14.12	$14.25
Income (loss) from investment operations
Net investment income (loss) (a)	0.01	(0.14)	0.12	0.12	0.07	0.10
Net realized and unrealized gain (loss) on investments	1.77	2.75	2.05	(1.63)	2.48	0.51
Total from investment operations	1.78	2.61	2.17	(1.51)	2.55	0.61
Less distributions from
Net investment income	—	—	—	(0.25)	(0.75)	(0.04)
Net realized gains	—	(0.15)	—	(0.67)	(1.41)	(0.30)
Return of capital	—	—	—	(0.10)	—	(0.42)
Total distributions	—	(0.15)	—	(1.02)	(2.16)	(0.76)
Entry/exit fee per share (a)	—	0.03	0.03	0.02	0.02	0.02
Net asset value, end of period	$18.49	$16.71	$14.22	$12.02	$14.53	$14.12
Total return (b)	10.65%(c)	18.57%(d)	18.39%	(10.27)%	18.24%	4.45%
Ratios/supplemental data
Net assets, end of period (000s)	$1,680,630	$1,563,172	$1,912,954	$2,498,944	$3,754,026	$4,126,979
Ratio of expenses to average net assets (e)	0.97%(f)	2.22%(g)	1.00%	0.78%	0.94%	0.90%
Ratio of expenses to average net assets, excluding expenses for securities sold short (e)	0.76%(f)	1.92%(g)	0.78%	0.72%	0.93%	0.87%
Ratio of net investment income (loss) to average net assets	0.08%(f)	(0.97)%	0.92%	0.85%	0.47%	0.70%
Portfolio turnover	48%	146%	114%	66%	58%	65%

(a)
Calculation based on average shares outstanding.

(b)
Total return assumes dividend reinvestment and includes the effects of entry and exit fees received by the fund; however, it does not reflect the deduction of such fees from a member's purchase or redemption transaction. Therefore, a member's total return for the period, assuming a purchase at the beginning of the period and a redemption at the end of the period, would be lower by the amount of entry and exit fees paid by the member.

(c)
Not annualized.

(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)
The expense ratio does not include the fees and expenses associated with investments made in acquired funds; such fees and expenses are reflected in the acquired funds' total return.

(f)
Annualized.

(g)
Certain money managers have generated exceedingly strong positive performance relative to their respective benchmarks. The expense ratio for the year ended December 31, 2020 includes performance fees earned by those money managers representing 1.11% of the expense ratio.

See accompanying Notes to Financial Statements.

Multi-Asset
TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)*	June 30, 2021
	Number of Shares	Value
Investments — 103.8% of net assets
Common Stocks — 61.8%
US Common Stocks — 30.3%
Aerospace & Defense — 1.0%
Curtiss-Wright Corp.	2,104	$249,871
General Dynamics Corp. (a)	1,051	197,861
Howmet Aerospace, Inc. (b)	7,051	243,048
Huntington Ingalls Industries, Inc.	2,379	501,374
Lockheed Martin Corp. (a)	2,912	1,101,755
Mercury Systems, Inc. (b)	3,339	221,309
Northrop Grumman Corp.	1,720	625,100
TransDigm Group, Inc. (b)	21,846	14,140,698
		17,281,016
Air Freight & Logistics — 0.1%
FedEx Corp. (a)	2,842	847,854
United Parcel Service, Inc. (UPS), Class B (a)	1,569	326,305
		1,174,159
Airlines — 0.0%
Alaska Air Group, Inc. (b)	4,629	279,175
Delta Air Lines, Inc. (a) (b)	6,519	282,012
JetBlue Airways Corp. (b)	6,581	110,429
		671,616
Auto Components — 0.0%
Dana, Inc.	1,888	44,859
Gentex Corp.	3,874	128,191
Genuine Parts Co.	346	43,759
Goodyear Tire & Rubber Co. (The) (b)	26,456	453,720
		670,529
Automobiles — 0.4%
Ford Motor Co. (b)	93,177	1,384,610
General Motors Co. (a) (b)	19,487	1,153,046
Lion Electric Co. (The) (b) (c) (d)	71,600	1,391,904
Tesla, Inc. (a) (b)	3,110	2,113,867
		6,043,427
Beverages — 0.8%
Brown-Forman Corp., Class B	74,131	5,555,377
Coca-Cola Co. (The) (a)	19,828	1,072,893
Constellation Brands, Inc., Class A	617	144,310
PepsiCo, Inc. (a)	42,769	6,337,083
		13,109,663
Biotechnology — 0.2%
AbbVie, Inc. (a)	5,176	583,024
Alexion Pharmaceuticals, Inc. (b)	792	145,498
Biogen, Inc. (b)	1,486	514,557
Emergent BioSolutions, Inc. (b)	6,107	384,680
Moderna, Inc. (a) (b)	3,199	751,701
Sage Therapeutics, Inc. (b)	1,643	93,339
United Therapeutics Corp. (b)	1,009	181,025
Vertex Pharmaceuticals, Inc. (b)	4,706	948,871
		3,602,695
Building Products — 0.1%
Carrier Global Corp. (a)	8,089	393,125
Johnson Controls International plc	8,475	581,639
Owens Corning	4,473	437,907
		1,412,671
	Number of Shares	Value
Capital Markets — 0.2%
Bank of New York Mellon Corp. (The)	18,215	$933,155
Evercore, Inc., Class A	1,275	179,482
Federated Hermes, Inc., Class B	7,610	258,055
Franklin Resources, Inc.	2,532	80,999
Goldman Sachs Group, Inc. (The) (a)	1,887	716,173
Jefferies Financial Group, Inc.	1,929	65,972
Morgan Stanley	2,102	192,732
Pmml Corp. (b) (c) (d) (e)	134,500	78,010
State Street Corp.	1,651	135,844
Virtu Financial, Inc., Class A	23,751	656,240
		3,296,662
Chemicals — 0.2%
Cabot Corp.	6,392	363,897
CF Industries Holdings, Inc.	5,600	288,120
Dow, Inc. (a)	4,143	262,169
DuPont de Nemours, Inc. (a)	6,394	494,960
Eastman Chemical Co.	1,275	148,856
Element Solutions, Inc.	3,832	89,592
Huntsman Corp.	9,381	248,784
Minerals Technologies, Inc.	1,157	91,021
Mosaic Co. (The)	18,127	578,433
NewMarket Corp.	797	256,618
Olin Corp.	1,385	64,070
Sensient Technologies Corp.	4,926	426,395
W.R. Grace & Co.	212	14,653
		3,327,568
Commercial Banks — 0.3%
Associated Banc-Corp.	49,858	1,021,092
BOK Financial Corp.	3,980	344,668
Cathay General Bancorp	10,589	416,783
East West Bancorp, Inc.	2,606	186,824
First Horizon National Corp.	3,359	58,043
FNB Corp/PA	30,256	373,056
Fulton Financial Corp.	22,165	349,764
International Bancshares Corp.	2,438	104,688
PacWest Bancorp	4,991	205,430
People’s United Financial, Inc.	1,629	27,921
Prosperity Bancshares, Inc.	8,907	639,523
Sterling Bancorp	737	18,270
Synovus Financial Corp.	718	31,506
Texas Capital Bancshares, Inc. (b)	1,237	78,537
Trustmark Corp.	20,638	635,650
UMB Financial Corp.	5,418	504,199
Umpqua Holdings Corp.	32,244	594,902
Zions Bancorp NA	815	43,081
		5,633,937
Commercial Services & Supplies — 0.1%
Clean Harbors, Inc. (a) (b)	989	92,115
Healthcare Services Group, Inc.	13,612	429,731
Herman Miller, Inc.	1,986	93,620
HNI Corp.	17,909	787,459
Waste Management, Inc. (a)	1,817	254,580
		1,657,505
Communications Equipment — 0.1%
Ciena Corp. (b)	2,569	146,150
Cisco Systems, Inc. (a)	36,582	1,938,846

Multi-Asset
TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)*	June 30, 2021
	Number of Shares	Value
EchoStar Corp., Class A (b)	4,695	$114,042
Lumentum Holdings, Inc. (b)	436	35,765
NetScout Systems, Inc. (b)	5,069	144,669
		2,379,472
Computers & Peripherals — 0.5%
Apple, Inc. (a)	54,818	7,507,873
Dell Technologies, Inc., Class C (b)	5,021	500,443
HP, Inc.	25,240	761,996
NetApp, Inc.	190	15,546
Xerox Holdings Corp.	7,163	168,259
		8,954,117
Construction & Engineering — 0.2%
AECOM (b)	1,436	90,928
D.R. Horton, Inc. (a)	858	77,537
Dycom Industries, Inc. (b)	5,754	428,846
EMCOR Group, Inc.	3,125	384,969
KBR, Inc. (a)	2,306	87,974
Lennar Corp., Class A (a)	4,551	452,142
NVR, Inc. (b)	16	79,573
PulteGroup, Inc.	19,702	1,075,138
Quanta Services, Inc.	227	20,559
Toll Brothers, Inc.	7,142	412,879
TRI Pointe Group, Inc. (b)	23,370	500,819
		3,611,364
Consumer Finance — 0.1%
Ally Financial, Inc.	2,976	148,324
Capital One Financial Corp.	5,161	798,355
Discover Financial Services	278	32,885
OneMain Holdings, Inc.	2,136	127,968
Santander Consumer USA Holdings, Inc.	3,268	118,694
SLM Corp.	16,593	347,457
Synchrony Financial	5,376	260,843
		1,834,526
Containers & Packaging — 0.1%
Berry Global Group, Inc. (b)	740	48,263
Crown Holdings, Inc.	856	87,492
Graphic Packaging Holding Co.	3,964	71,907
Greif, Inc., Class A	977	59,157
International Paper Co.	5,778	354,249
Silgan Holdings, Inc.	5,223	216,755
Sonoco Products Co.	2,661	178,021
Westrock Co.	3,032	161,363
		1,177,207
Diversified Consumer Services — 0.0%
Adtalem Global Education, Inc. (a) (b)	10,974	391,113
frontdoor, Inc. (a) (b)	2,082	103,725
Graham Holdings Co., Class B (a)	282	178,760
		673,598
Diversified Financial Services — 0.5%
Bank of America Corp. (a)	7,552	311,369
Berkshire Hathaway, Inc., Class B (b)	7,588	2,108,857
Cboe Global Markets, Inc.	1,970	234,529
Citigroup, Inc. (a)	12,738	901,213
JPMorgan Chase & Co. (a)	10,361	1,611,550
Moody’s Corp.	850	308,014
Northern Genesis Acquisition Corp. II (a) (b)	24,900	247,755
	Number of Shares	Value
Northern Genesis Acquisition Corp. III, Class A (b)	48,000	$469,440
Roth CH Acquisition II Co. (b)	24,200	240,306
S&P Global, Inc. (a)	295	121,083
US Bancorp (a)	8,762	499,171
Washington Mutual, Inc. (b) (d) (e)	33,600	—
Wells Fargo & Co.	18,334	830,347
		7,883,634
Diversified Telecommunication Services — 0.1%
AT&T, Inc. (a)	33,006	949,913
Verizon Communications, Inc. (a)	7,009	392,714
		1,342,627
Electric Utilities — 0.1%
Brookfield Renewable Corp., Class A (a)	12,200	512,565
Duke Energy Corp. (a)	307	30,307
Entergy Corp. (a)	966	96,310
FirstEnergy Corp.	1,694	63,034
IDACORP, Inc. (a)	2,381	232,148
		934,364
Electrical Equipment — 0.8%
Acuity Brands, Inc.	134	25,062
Eaton Corp. plc (a)	745	110,394
Generac Holdings, Inc. (b)	895	371,559
GrafTech International, Ltd.	25,485	296,136
Hubbell, Inc.	821	153,396
Regal Beloit Corp.	2,368	316,152
Sensata Technologies Holding plc (b)	986	57,158
Sunrun, Inc. (b) (f)	229,141	12,781,485
		14,111,342
Electronic Equipment, Instruments & Components — 0.3%
Arrow Electronics, Inc. (b)	11,114	1,265,107
Avnet, Inc.	16,133	646,611
CDW Corp.	2,727	476,270
Dolby Laboratories, Inc., Class A	1,593	156,576
Jabil, Inc.	11,809	686,339
National Instruments Corp.	838	35,431
SYNNEX Corp.	6,715	817,618
Vishay Intertechnology, Inc.	19,458	438,778
Zebra Technologies Corp., Class A (b)	312	165,201
		4,687,931
Energy Equipment & Services — 0.0%
Halliburton Co.	13,987	323,379
NOV, Inc. (b)	9,553	146,352
Schlumberger NV (a)	11,104	355,439
		825,170
Food & Staples Retailing — 0.2%
Costco Wholesale Corp. (a)	1,044	413,080
Kroger Co. (The)	4,362	167,108
Walmart, Inc. (a)	17,552	2,475,183
		3,055,371
Food Products — 0.5%
Archer-Daniels-Midland Co.	2,496	151,258
Darling Ingredients, Inc. (b)	2,243	151,402
Hershey Co. (The)	238	41,455
Ingredion, Inc.	1,803	163,171
McCormick & Co., Inc.	72,562	6,408,676

Multi-Asset
TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)*	June 30, 2021
	Number of Shares	Value
Pilgrim’s Pride Corp. (b)	2,042	$45,292
Seaboard Corp.	15	58,031
TreeHouse Foods, Inc. (b)	3,716	165,436
Tyson Foods, Inc., Class A	19,255	1,420,249
		8,604,970
Health Care Equipment & Supplies — 1.3%
Abbott Laboratories (a)	6,541	758,298
Baxter International, Inc.	8,115	653,257
Becton Dickinson and Co.	16,635	4,045,466
Boston Scientific Corp. (b)	9,564	408,957
DENTSPLY SIRONA, Inc.	3,717	235,137
Hill-Rom Holdings, Inc.	5,571	632,810
Hologic, Inc. (b)	11,737	783,093
ICU Medical, Inc. (b)	886	182,339
IDEXX Laboratories, Inc. (b)	10,892	6,878,843
Penumbra, Inc. (b)	252	69,063
Quidel Corp. (b)	1,445	185,133
Stryker Corp.	24,846	6,453,251
Zimmer Biomet Holdings, Inc.	262	42,135
		21,327,782
Health Care Providers & Services — 0.3%
AmerisourceBergen Corp.	4,472	511,999
Anthem, Inc. (a)	1,710	652,878
Cardinal Health, Inc.	16,439	938,502
Cerner Corp.	4,867	380,405
Cigna Corp. (a)	496	117,587
CVS Health Corp. (a)	8,018	669,022
HCA Healthcare, Inc.	148	30,597
Humana, Inc.	1,112	492,305
McKesson Corp.	4,615	882,573
Molina Healthcare, Inc. (b)	260	65,796
Quest Diagnostics, Inc.	1,057	139,492
UnitedHealth Group, Inc. (a)	1,119	448,092
		5,329,248
Hotels, Restaurants & Leisure — 0.6%
Boyd Gaming Corp. (a) (b)	5,604	344,590
Chipotle Mexican Grill, Inc. (a) (b)	55	85,269
Cracker Barrel Old Country Store, Inc. (a)	1,113	165,236
Darden Restaurants, Inc. (a)	3,968	579,288
Jack in the Box, Inc. (a)	1,020	113,669
Las Vegas Sands Corp. (a) (b)	831	43,785
McDonald’s Corp. (a)	2,437	562,923
MGM Resorts International (a)	11,190	477,254
Papa John’s International, Inc. (a)	3,413	356,454
Penn National Gaming, Inc. (a) (b)	3,303	252,646
Scientific Games Corp., Class A (a) (b)	1,369	106,015
Six Flags Entertainment Corp. (b)	786	34,018
Starbucks Corp. (a)	56,350	6,300,494
Texas Roadhouse, Inc. (a)	3,406	327,657
Travel + Leisure Co.	2,091	124,310
Wendy’s Co. (The) (a)	19,524	457,252
		10,330,860
Household Durables — 0.1%
Mohawk Industries, Inc. (b)	1,846	354,783
Newell Brands, Inc.	4,458	122,461
Taylor Morrison Home Corp. (b)	18,145	479,391
	Number of Shares	Value
Tempur Sealy International, Inc.	3,362	$131,757
Whirlpool Corp.	436	95,056
		1,183,448
Household Products — 0.4%
Church & Dwight Co., Inc.	65,310	5,565,718
Energizer Holdings, Inc.	1,650	70,917
Kimberly-Clark Corp.	1,978	264,617
Procter & Gamble Co. (The) (a)	6,487	875,291
		6,776,543
Industrial Conglomerates — 0.1%
3M Co. (a)	2,637	523,787
General Electric Co. (a)	37,835	509,259
		1,033,046
Insurance — 0.3%
Aflac, Inc. (a)	3,709	199,025
Allstate Corp. (The)	9,142	1,192,482
American National Group, Inc.	62	9,210
Fidelity National Financial, Inc.	15,070	654,942
First American Financial Corp.	9,310	580,478
Hartford Financial Services Group, Inc. (The)	981	60,793
Kemper Corp.	1,483	109,594
Markel Corp. (b)	538	638,450
Mercury General Corp.	3,187	206,996
Prudential Financial, Inc.	1,677	171,842
Travelers Companies, Inc. (The) (a)	1,310	196,120
Unum Group	4,902	139,217
White Mountains Insurance Group, Ltd.	27	30,997
		4,190,146
Interactive Media & Services — 0.0%
Vimeo, Inc. (b)	2,394	117,306
Internet & Catalog Retail — 2.1%
Amazon.com, Inc. (a) (b)	5,981	20,575,597
Booking Holdings, Inc. (a) (b)	200	437,618
eBay, Inc.	204,214	14,337,865
Qurate Retail, Inc., Series A	8,004	104,772
		35,455,852
Internet Software & Services — 3.2%
Alphabet, Inc., Class A (a) (b)	1,053	2,571,205
Alphabet, Inc., Class C (b)	1,149	2,879,762
Change Healthcare, Inc. (b)	2,073	47,762
Facebook, Inc., Class A (b)	87,681	30,487,560
Pinterest, Inc., Class A (b)	203,379	16,056,772
Snap, Inc., Class A (b)	1,569	106,912
Twitter, Inc. (b)	4,593	316,044
VeriSign, Inc. (b)	2,094	476,783
Yelp, Inc. (b)	16,803	671,448
Zillow Group, Inc., Class C (b)	721	88,120
		53,702,368
IT Services — 3.1%
Alliance Data Systems Corp.	1,142	118,985
Amdocs, Ltd.	4,463	345,258
Automatic Data Processing, Inc.	36,974	7,343,776
Booz Allen Hamilton Holding Corp. (a)	2,609	222,235
CACI International, Inc., Class A (a) (b)	2,450	625,044

Multi-Asset
TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)*	June 30, 2021
	Number of Shares	Value
Cognizant Technology Solutions Corp., Class A	4,116	$285,074
DXC Technology Co. (b)	2,305	89,757
Fidelity National Information Services, Inc. (a)	524	74,235
Fiserv, Inc. (b)	112,132	11,985,789
Gartner, Inc. (b)	356	86,223
Global Payments, Inc.	1,577	295,751
International Business Machines Corp. (IBM)	7,548	1,106,461
LiveRamp Holdings, Inc. (b)	1,439	67,417
Mastercard, Inc., Class A (a)	2,354	859,422
MAXIMUS, Inc.	3,027	266,285
PayPal Holdings, Inc. (a) (b)	32,406	9,445,701
Visa, Inc., Class A (a)	80,195	18,751,195
		51,968,608
Leisure Equipment & Products — 0.1%
Brunswick Corp.	7,095	706,804
Polaris, Inc.	4,687	641,931
		1,348,735
Life Sciences Tools & Services — 0.6%
Agilent Technologies, Inc.	909	134,359
Bio-Rad Laboratories, Inc., Class A (b)	259	166,871
IQVIA Holdings, Inc. (b)	1,836	444,900
PerkinElmer, Inc.	393	60,683
PRA Health Sciences, Inc. (b)	239	39,485
Thermo Fisher Scientific, Inc. (a)	2,541	1,281,858
Waters Corp. (b)	23,755	8,209,966
		10,338,122
Machinery — 0.3%
AGCO Corp.	8,004	1,043,561
Allison Transmission Holdings, Inc.	12,324	489,756
Crane Co.	3,434	317,198
Cummins, Inc. (a)	1,052	256,488
Deere & Co. (a)	84	29,628
Donaldson Co., Inc.	4,039	256,598
Flowserve Corp.	4,663	188,012
Fortive Corp.	938	65,416
ITT, Inc.	2,903	265,886
Oshkosh Corp.	6,356	792,212
PACCAR, Inc. (a)	1,829	163,238
Snap-on, Inc.	632	141,208
Terex Corp.	7,127	339,388
Timken Co. (The)	371	29,899
Toro Co. (The)	305	33,513
Westinghouse Air Brake Technologies, Corp.	837	68,885
		4,480,886
Media — 1.8%
Charter Communications, Inc., Class A (b)	18,530	13,368,468
Comcast Corp., Class A	15,712	895,898
Lions Gate Entertainment Corp., Class A (b)	1,561	32,313
Madison Square Garden Entertainment Corp. (b)	362	30,397
Netflix, Inc. (a) (b)	24,479	12,930,053
Nexstar Media Group, Inc., Class A	1,148	169,766
Omnicom Group, Inc.	7,092	567,289
	Number of Shares	Value
Roku, Inc. (b)	2,858	$1,312,536
TEGNA, Inc.	4,159	78,023
ViacomCBS, Inc., Class B	2,613	118,108
		29,502,851
Metals & Mining — 0.1%
Augusta Gold Corp. (b)	55,784	76,053
Commercial Metals Co.	2,848	87,491
Freeport-McMoRan, Inc.	5,922	219,765
Reliance Steel & Aluminum Co.	3,759	567,233
Royal Gold, Inc.	5,318	606,784
Steel Dynamics, Inc.	4,048	241,261
Worthington Industries, Inc.	4,335	265,215
		2,063,802
Multi-Utilities — 0.0%
Dominion Energy, Inc. (a)	5,802	426,853
NorthWestern Corp.	446	26,858
OGE Energy Corp. (a)	1,563	52,595
		506,306
Multiline Retail — 0.2%
Dollar Tree, Inc. (b)	4,846	482,177
Kohl’s Corp.	26,413	1,455,621
Target Corp. (a)	6,030	1,457,692
		3,395,490
Oil, Gas & Consumable Fuels — 0.5%
APA Corp.	17,731	383,522
Cabot Oil & Gas Corp.	1,933	33,089
Chevron Corp. (a)	3,009	315,163
Cimarex Energy Co.	397	28,763
ConocoPhillips (a)	3,691	224,782
Devon Energy Corp.	8,178	238,716
EOG Resources, Inc.	2,118	176,726
Equitrans Midstream Corp.	9,352	79,585
Exxon Mobil Corp. (a)	16,352	1,031,484
Kinder Morgan, Inc. (a)	19,062	347,500
Meta Materials, Inc. (a) (b)	90,774	679,897
Range Resources Corp. (b)	133,347	2,234,896
Southwestern Energy Co. (b)	420,857	2,386,259
Targa Resources Corp. (a)	4,018	178,600
World Fuel Services Corp.	16,658	528,558
		8,867,540
Personal Products — 0.5%
Estee Lauder Companies, Inc. (The), Class A	24,029	7,643,145
Nu Skin Enterprises, Inc., Class A	7,728	437,791
		8,080,936
Pharmaceuticals — 0.7%
Bristol-Myers Squibb Co. (a)	11,847	791,616
Eli Lilly & Co. (a)	1,177	270,145
Johnson & Johnson (a)	46,892	7,724,988
Merck & Co., Inc. (a)	19,087	1,484,396
Organon & Co. (b)	1,908	57,736
Pfizer, Inc. (a)	18,286	716,080
Planet 13 Holdings, Inc. (a) (b)	12,100	85,313
Viatris, Inc.	10,695	152,832
Walgreens Boots Alliance, Inc.	6,319	332,443
		11,615,549

Multi-Asset
TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)*	June 30, 2021
	Number of Shares	Value
Professional Services — 0.8%
H&R Block, Inc. (a)	26,022	$610,997
ManpowerGroup, Inc.	5,092	605,490
Nielsen Holdings plc	471,096	11,621,938
Science Applications International Corp. (a)	1,950	171,073
		13,009,498
Real Estate Investment Trusts (REITs) — 0.8%
American Campus Communities, Inc. (a)	5,629	262,987
American Tower Corp. (a)	1,519	410,343
Apple Hospitality, Inc.	5,330	81,336
AvalonBay Communities, Inc. (a)	264	55,094
Brandywine Realty Trust	33,723	462,342
CoreSite Realty Corp. (a)	953	128,274
Corporate Office Properties Trust	20,427	571,752
Crown Castle International Corp. (a)	2,296	447,950
Equity Commonwealth	144,185	3,777,647
Equity Lifestyle Properties, Inc. (a)	6,131	455,595
Gaming and Leisure Properties, Inc. (a)	1,853	85,849
Healthcare Realty Trust, Inc.	24,143	729,119
Healthcare Trust of America, Inc., Class A (a)	10,127	270,391
Highwoods Properties, Inc.	9,860	445,376
Hudson Pacific Properties, Inc.	20,930	582,273
Kilroy Realty Corp. (a)	14,524	1,011,451
Lamar Advertising Co., Class A (a)	1,577	164,670
National Retail Properties, Inc. (a)	10,652	499,366
OMEGA Healthcare Investors, Inc. (a)	6,331	229,752
Paramount Group, Inc.	29,463	296,692
PotlatchDeltic Corp. (a)	2,288	121,607
Regency Centers Corp. (a)	1,021	65,415
Sabra Health Care, Inc.	17,561	319,610
SBA Communications Corp. (a)	2,288	729,185
Service Properties Trust	3,840	48,384
Urban Edge Properties	19,516	372,756
VEREIT, Inc. (a)	848	38,949
Weingarten Realty Investors	2,498	80,111
Weyerhaeuser Co. (a)	5,086	175,060
		12,919,336
Road & Rail — 0.1%
Knight-Swift Transportation Holdings, Inc.	12,699	577,296
Ryder System, Inc.	1,881	139,815
Schneider National, Inc., Class B	24,649	536,609
Werner Enterprises, Inc.	12,124	539,760
		1,793,480
Semiconductors & Semiconductor Equipment — 0.7%
Advanced Micro Devices, Inc. (b)	2,657	249,572
Amkor Technology, Inc.	7,591	179,679
Applied Materials, Inc.	4,738	674,691
Broadcom, Inc. (a)	2,099	1,000,887
Cirrus Logic, Inc. (b)	7,095	603,926
First Solar, Inc. (b)	1,378	124,723
Intel Corp.	45,487	2,553,640
KLA Corp.	1,568	508,361
Lam Research Corp.	858	558,301
Micron Technology, Inc. (b)	8,700	739,326
	Number of Shares	Value
NVIDIA Corp.	1,581	$1,264,958
ON Semiconductor Corp. (b)	938	35,907
Qorvo, Inc. (b)	2,251	440,408
QUALCOMM, Inc. (a)	4,965	709,647
Skyworks Solutions, Inc.	2,665	511,014
Texas Instruments, Inc. (a)	3,505	674,012
Universal Display Corp.	1,017	226,110
Xilinx, Inc.	1,052	152,161
		11,207,323
Software — 3.1%
ACI Worldwide, Inc. (b)	685	25,441
Activision Blizzard, Inc.	9,684	924,241
Adobe, Inc. (a) (b)	2,922	1,711,240
Anaplan, Inc. (b)	4,810	256,373
Autodesk, Inc. (b)	2,377	693,846
Cadence Design Systems, Inc. (b)	2,657	363,531
Citrix Systems, Inc.	595	69,776
Cloudflare, Inc., Class A (b)	68,224	7,220,828
CommVault Systems, Inc. (b)	4,504	352,078
Datadog, Inc., Class A (b)	47,400	4,933,392
DocuSign, Inc. (b)	2,048	572,559
Dropbox, Inc., Class A (b)	8,660	262,485
Dynatrace, Inc. (b)	759	44,341
Elastic NV (b)	2,920	425,619
Electronic Arts, Inc.	5,074	729,793
Fair Isaac Corp. (b)	479	240,784
FireEye, Inc. (b)	21,809	440,978
Intuit, Inc.	17,915	8,781,396
Manhattan Associates, Inc. (b)	143	20,712
Microsoft Corp. (a)	56,498	15,305,308
Nortonlifelock, Inc.	5,102	138,876
Oracle Corp. (a)	15,629	1,216,561
Palantir Technologies, Inc., Class A (b)	6,376	168,071
Proofpoint, Inc. (b)	647	112,423
salesforce.com, Inc. (a) (b)	2,622	640,476
ServiceNow, Inc. (a) (b)	442	242,901
SolarWinds Corp. (b)	9,007	152,128
SS&C Technologies Holdings, Inc.	9,411	678,157
Teradata Corp. (b)	5,845	292,075
Voyager Digital, Ltd. (b) (h)	3,000	51,234
Workday, Inc., Class A (b)	1,027	245,186
Zoom Video Communications, Inc., Class A (b)	13,195	5,106,861
Zscaler, Inc. (b)	478	103,277
		52,522,947
Specialty Retail — 0.5%
AutoNation, Inc. (b)	7,375	699,224
AutoZone, Inc. (b)	22	32,829
Best Buy Co., Inc.	9,740	1,119,905
Dick’s Sporting Goods, Inc.	9,215	923,251
Foot Locker, Inc.	2,754	169,729
Gap, Inc. (The)	22,983	773,378
L Brands, Inc.	9,044	651,711
Lithia Motors, Inc., Class A	145	49,828
Lowe’s Cos, Inc. (a)	7,822	1,517,233
Murphy USA, Inc.	2,267	302,350
O’Reilly Automotive, Inc. (b)	413	233,845
Penske Automotive Group, Inc.	3,093	233,490

Multi-Asset
TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)*	June 30, 2021
	Number of Shares	Value
Ross Stores, Inc.	2,930	$363,320
TJX Cos, Inc. (The) (a)	14,911	1,005,299
Tractor Supply Co.	877	163,175
Ulta Beauty, Inc. (b)	716	247,571
		8,486,138
Textiles, Apparel & Luxury Goods — 0.7%
Columbia Sportswear Co.	7,108	699,143
Crocs, Inc. (b)	6,303	734,426
Deckers Outdoor Corp. (b)	3,158	1,212,893
Hanesbrands, Inc.	2,715	50,689
NIKE, Inc., Class B (a)	44,290	6,842,362
Samsonite International SA (b) (g)	939,300	1,921,111
Skechers U.S.A., Inc., Class A (b)	5,072	252,738
Tapestry, Inc. (b)	7,132	310,099
		12,023,461
Thrifts & Mortgage Finance — 0.0%
Mr Cooper Group, Inc. (b)	2	66
Washington Federal, Inc.	1,058	33,623
		33,689
Tobacco — 0.4%
Altria Group, Inc. (a)	3,231	154,054
Philip Morris International, Inc. (a)	68,803	6,819,065
		6,973,119
Trading Companies & Distributors — 0.0%
MSC Industrial Direct Co., Inc., Class A	3,245	291,174
United Rentals, Inc. (b)	335	106,868
Univar Solutions, Inc. (b)	10,558	257,404
		655,446
Water Utilities — 0.0%
American Water Works Co., Inc. (a)	207	31,905
Total US Common Stocks (Cost $353,542,568)		509,228,907
Foreign Common Stocks — 31.5%
Australia — 1.3%
Atlassian Corp. plc, Class A (b)	67,723	17,395,330
Newcrest Mining, Ltd.	232,411	4,419,482
Paladin Energy, Ltd. (a) (b)	459,664	177,432
		21,992,244
Bermuda — 0.0%
Arch Capital Group, Ltd. (b)	2,968	115,574
Axis Capital Holdings, Ltd.	2,089	102,382
		217,956
Brazil — 0.1%
Centrais Eletricas Brasileiras SA	193,300	1,677,744
Canada — 5.0%
ABC Technologies Holdings, Inc.	46,600	338,335
Abraplata Resource Corp. (b)	398,500	170,382
Altius Renewable Royalties Corp. (b)	14,400	104,085
ARC Resources, Ltd. (a)	43,200	367,667
Artemis Gold, Inc. (b) (f)	108,682	514,653
ATS Automation Tooling Systems, Inc. (a) (b)	19,300	553,964
AutoCanada, Inc. (a) (b)	15,200	612,365
Bear Creek Mining Corp. (b)	319,151	417,090
Bragg Gaming Group, Inc. (b)	3,100	32,961
	Number of Shares	Value
Bragg Gaming Group, Inc. — Reg S shares (b) (c) (d) (h)	4,235	$45,029
Cameco Corp. — TSX Shares	213,160	4,088,409
Cascades, Inc. (a)	18,300	225,281
Cenovus Energy, Inc.	217,833	2,084,140
Centerra Gold, Inc.	443,579	3,367,278
Chorus Aviation, Inc. (a) (b)	146,200	560,221
Converge Technology Solution Corp. (a) (b)	43,700	360,289
Corus Entertainment, Inc., Shares — B (a)	112,500	577,202
Crescent Point Energy Corp.	123,977	561,077
Denison Mines Corp. (b) (f)	350,579	427,053
Dundee Corp., Class A (b) (f)	405,126	513,107
Dye & Durham, Ltd. (a)	11,300	434,188
Equinox Gold Corp. (b)	133,786	929,249
Filo Mining Corp. (a) (b)	16,500	136,834
First Quantum Minerals, Ltd.	16,200	373,374
Fission Uranium Corp. (b) (f)	1,103,500	560,830
Gage Growth Corp. (b)	90,700	180,727
Gold Mountain Mining Corp. (b) (c) (d)	27,900	36,883
IAMGOLD Corp. (b)	93,749	276,560
International Tower Hill Mines, Ltd. (b)	368,546	386,973
Ivanhoe Mines, Ltd., Class A (b)	223,051	1,610,444
Kinaxis, Inc. (b)	3,700	486,737
Lightspeed POS, Inc. (a) (b)	7,200	602,614
Lululemon Athletica, Inc. (b)	385	140,513
Mayfair Gold Corp. (b)	206,100	197,853
MEG Energy Corp. (b)	256,243	1,854,227
Millennial Precious Metals Corp. (b)	325,000	144,200
MindBeacon Holdings, Inc. (b)	48,000	180,445
Moneta Porcupine Mines, Inc. (b)	91,400	26,913
Nevada King Gold Corp. (b)	79,300	31,986
New Gold, Inc. (b)	243,131	440,067
NexGen Energy, Ltd. (b) (f)	600,404	2,470,200
Northern Dynasty Minerals, Ltd. (b) (f)	752,336	364,151
Northern Dynasty Minerals, Ltd. — NYSE Shares (b) (f)	338,909	166,743
Novagold Resources, Inc. (b)	95,936	768,447
Nutrien, Ltd. (a)	8,000	484,737
Pan American Silver Corp.	40,668	1,161,380
Parex Resources, Inc. (a) (b)	12,200	203,727
Pasofino Gold, Ltd. (b)	840,000	67,764
Pet Valu Holdings, Ltd. (b)	19,900	429,272
Polaris Infrastructure, Inc.	23,200	361,775
Powerband Solutions, Inc. (b) (c) (d)	89,600	50,460
Precision Drilling Corp. (a) (b)	8,900	370,905
Prime Mining Corp. (b)	51,000	177,735
RHC Helium, Ltd. (b)	750,000	320,668
Rritual Superfoods, Inc. (b)	194,900	114,777
Sangoma Technologies Corp. (b)	25,600	65,879
Seabridge Gold, Inc. (b)	102,869	1,802,448
Seabridge Gold, Inc. — NYSE Shares (b)	43,946	771,252
Shaw Communications, Inc., Class B (a)	27,300	790,854
Shopify, Inc., Class A (b)	23,827	34,810,770

Multi-Asset
TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)*	June 30, 2021
	Number of Shares	Value
Skylight Health Group, Inc. (b)	6,040	$24,509
Solaris Resources, Inc. (a) (b)	71,000	690,182
Solaris Resources, Inc. — Reg S shares (b) (c) (d) (h)	16,600	161,367
Sprott, Inc.	33,466	1,317,204
Stallion Gold Corp. (b)	320,000	141,981
Stelco Holdings, Inc. (a)	16,800	493,320
Suncor Energy, Inc. (a)	20,900	500,582
Talon Metals Corp. (b)	171,600	71,985
TerrAscend Corp. (a) (b)	35,200	404,647
The Very Good Food Co., Inc. (b) (d) (e)	9,000	30,157
Trican Well Service, Ltd. (a) (b)	55,000	118,466
Triple Flag Precious Metals Corp. (a) (b)	35,600	465,821
Turquoise Hill Resources, Ltd. (b) (f)	222,649	3,756,089
Uranium Participation Corp. (b) (f)	445,780	1,967,100
Valens Co., Inc. (The) (b)	34,100	80,051
VerticalScope Holdings, Inc. (b)	19,900	373,245
Victoria Gold Corp. (a) (b)	24,100	358,700
Voyager Digital, Ltd. (b) (c) (d)	25,355	433,015
West Fraser Timber Co., Ltd. (a)	7,200	516,883
Western Copper & Gold Corp. (b)	96,073	190,658
Wheaton Precious Metals Corp.	33,104	1,458,893
Whitecap Resources, Inc. (a)	63,500	315,553
		84,576,557
China — 9.3%
Air China, Ltd., Class H (b)	686,000	503,873
Alibaba Group Holding, Ltd. — SPADR (b)	3,000	680,340
Anhui Conch Cement Co., Ltd., Class A	396,000	2,516,377
Beijing New Building Materials plc, Class A	198,000	1,205,410
Changgang Dunxin Enterprise Co., Ltd. (b) (d) (e)	4,640,000	—
China East Education Holdings, Ltd. (b) (f) (g)	98,000	153,987
China Eastern Airlines Corp., Ltd., Class H	580,000	245,773
China Jushi Co., Ltd., Class A	399,896	961,131
China Merchants Bank Co., Ltd., Class A	672,000	5,637,229
China Pacific Insurance Group Co., Ltd., Class A	1,019,644	4,573,087
China Pacific Insurance Group Co., Ltd., Class H	458,000	1,440,210
China Shenhua Energy Co., Ltd., Class H	293,500	575,352
China Southern Airlines Co., Ltd., Class H (b) (f)	1,076,000	667,970
China Telecom Corp., Ltd., Class H	9,144,000	3,427,101
CSPC Pharmaceutical Group, Ltd.	230,000	332,973
Didi Global, Inc. (b)	9,000	127,260
Eve Energy Co., Ltd., Class A	126,200	2,030,631
Focus Media Information Technology Co., Ltd., Class A	2,334,425	3,400,412
Fufeng Group, Ltd. (b)	682,000	218,718
Gree Electric Appliances, Inc. of Zhuhai, Class A	750,000	6,049,188
Guangshen Railway Co., Ltd., Class H (b)	3,456,000	672,122
Haier Smart Home Co., Ltd., Class A	713,000	2,861,068
	Number of Shares	Value
Haier Smart Home Co., Ltd., Class H (b)	86,200	$300,882
Hengan International Group Co., Ltd.	71,500	478,862
Huayu Automotive Systems Co., Ltd., Class A	950,000	3,864,315
Hubei Feilihua Quartz Glass Co., Ltd., Class A	174,000	1,298,850
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	792,000	4,515,622
iQIYI, Inc. — ADR (b)	91,000	1,417,780
JD.com, Inc. — ADR (b)	7,500	598,575
Jiangsu Eastern Shenghong Co., Ltd., Class A	1,900,038	6,147,959
Jiangsu Hengrui Medicine Co., Ltd., Class A	145,200	1,527,780
Jiumaojiu International Holdings, Ltd. (g)	25,000	102,231
Joincare Pharmaceutical Group Industry Co., Ltd., Class A	436,000	926,640
JOYY, Inc.	7,800	514,566
Kanzhun, Ltd. — ADR (b)	1,700	67,405
Kweichow Moutai Co., Ltd., Class A	12,700	4,044,188
Li Auto, Inc. — ADR (b) (f)	63,800	2,229,172
Linklogis, Inc. Class B (b) (f) (g)	9,100	20,441
Lufax Holding, Ltd. — ADR (b)	209,700	2,369,610
Meituan Dianping, Class B (b) (g)	194,534	8,034,560
Midea Group Co., Ltd., Class A	504,683	5,580,763
New Oriental Education & Technology Group, Inc. (b)	21,390	175,057
New Oriental Education & Technology Group, Inc. — SPADR (b)	20,800	170,352
Pinduoduo, Inc. — ADR (b)	7,100	901,842
Ping An Insurance Group Co. of China, Ltd., Class A	44,900	446,772
Ping An Insurance Group Co. of China, Ltd., Class H	333,000	3,251,058
Poly Developments and Holdings Group Co., Ltd., Class A	1,425,000	2,655,674
Sany Heavy Industry Co., Ltd., Class A	1,070,000	4,815,070
Shanghai Zhonggu Logistics Co., Ltd., Class A	16,000	73,825
Shengyi Technology Co., Ltd., Class A	635,000	2,301,098
Shenzhou International Group Holdings, Ltd.	29,700	750,163
Sichuan Chuantou Energy Co., Ltd., Class A	713,336	1,361,385
Sichuan Kelun Pharmaceutical Co., Ltd., Class A	591,050	1,825,361
Simcere Pharmaceutical Group, Ltd. (g)	480,300	864,804
Sobute New Materials Co., Ltd.	124,742	398,587
Suzhou Maxwell Technologies Co., Ltd., Class A	28,840	2,030,374
Tencent Holdings, Ltd.	223,700	16,826,521
Tencent Music Entertainment Group — ADR (b)	34,200	529,416
Three Squirrels, Inc., Class A	17,800	130,431
Tongkun Group Co., Ltd., Class A	954,100	3,557,974
Vipshop Holdings, Ltd. — ADR (b)	31,600	634,528
Wanhua Chemical Group Co., Ltd., Class A	220,400	3,714,366
Waterdrop, Inc. — ADR (b)	15,300	99,144
Weichai Power Co., Ltd., Class A	1,384,146	3,830,092

Multi-Asset
TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)*	June 30, 2021
	Number of Shares	Value
Wuxi Biologics Cayman, Inc. (b) (g)	15,000	$274,932
XD, Inc. (b)	25,600	225,873
Yunnan Energy New Material Co., Ltd., Class A	222,000	8,048,015
Zhejiang NHU Co., Ltd., Class A	34,680	153,990
Zhejiang Satellite Petrochemical Co., Ltd., Class A	774,200	4,697,807
Zoomlion Heavy Industry Science and Technology Co., Ltd., Class A	2,455,000	3,512,074
ZTO Express Cayman, Inc.	141,800	4,286,962
ZTO Express Cayman, Inc. — ADR	71,937	2,183,288
		157,047,248
Denmark — 0.9%
Coloplast A/S, Class B	35,235	5,784,463
H Lundbeck A/S (a)	69,869	2,225,542
Novo Nordisk A/S, Class B (a)	87,924	7,355,900
		15,365,905
Finland — 0.6%
Huhtamaki Oyj (a)	16,043	760,075
Kone Oyj, Class B (a)	68,183	5,562,887
Nanoform Finland plc (a) (b)	121,681	1,029,907
Nordea Bank Abp (a)	22,439	249,941
Sampo Oyj, Shares — A (a)	41,081	1,889,197
		9,492,007
France — 1.1%
Carrefour SA	30,150	593,062
Electricite de France SA	183,196	2,501,300
L’Oreal SA	20,872	9,307,064
LVMH Moet Hennessy Louis Vuitton SE	8,280	6,501,182
		18,902,608
Greece — 0.0%
Tsakos Energy Navigation, Ltd.	35,188	302,617
Hong Kong — 1.1%
AIA Group, Ltd.	418,400	5,200,160
CECEP COSTIN New Materials Group, Ltd. (b) (d) (e)	1,736,000	—
China Mobile, Ltd.	175,000	1,094,296
CK Hutchison Holdings, Ltd.	32,500	253,242
Duiba Group, Ltd. (b)	224,700	65,697
Hang Seng Bank, Ltd.	24,300	485,129
Hong Kong Exchanges & Clearing, Ltd.	55,500	3,308,141
Hua Han Health Industry Holdings, Ltd. (b) (d) (e)	6,984,000	—
Luks Group Vietnam Holdings Co., Ltd.	1,682,000	351,643
Shangri-La Asia, Ltd. (b)	1,934,000	1,890,947
Sino Biopharmaceutical, Ltd.	3,844,000	3,772,702
Swire Pacific, Ltd., Class A	140,500	952,757
Swire Properties, Ltd.	129,000	384,626
		17,759,340
Ireland — 0.1%
Accenture plc, Class A (a)	2,146	632,619
Allegion plc	450	62,685
Jazz Pharmaceuticals plc (b)	1,330	236,261
Medtronic plc (a)	10,022	1,244,031
Perrigo Co., plc	2,854	130,856
Trane Technologies plc (a)	176	32,409
		2,338,861

	Number of Shares	Value
Japan — 5.9%
Amano Corp.	176,100	$4,438,586
BML, Inc.	95,100	3,232,451
Bunka Shutter Co., Ltd.	195,600	1,950,324
DTS Corp.	35,900	854,479
Ezaki Glico Co., Ltd.	119,100	4,437,577
Fukuda Corp.	5,600	242,941
Fukuda Denshi Co., Ltd.	6,100	494,220
Fukushima Industries Corp.	26,100	1,048,631
Glory, Ltd.	97,900	2,023,787
Hakuhodo DY Holdings, Inc. (f)	338,800	5,255,012
Hitachi, Ltd.	110,700	6,335,455
Hogy Medical Co., Ltd.	143,800	4,402,127
Icom, Inc.	2,400	51,746
Inpex Corp. (f)	185,800	1,392,490
Japan Petroleum Exploration Co., Ltd.	20,000	360,046
Japan Steel Works, Ltd. (The)	18,000	462,179
Kamigumi Co., Ltd.	37,600	760,430
Kato Sangyo Co., Ltd.	4,300	130,983
KYORIN Holdings, Inc.	28,600	464,707
Miraca Holdings, Inc.	129,400	3,327,809
Mitsubishi Corp.	80,800	2,200,944
Mitsubishi Estate Co., Ltd.	243,300	3,933,143
Mitsui & Co., Ltd.	80,700	1,815,764
Mitsui Fudosan Co., Ltd.	190,300	4,405,733
Morinaga & Co., Ltd.	108,200	3,456,924
NEC Corp.	8,600	442,582
Nippon Densetsu Kogyo Co., Ltd.	9,400	152,677
Nohmi Bosai, Ltd.	43,600	822,324
Noritz Corp.	75,000	1,253,845
OKUMA Corp.	80,600	3,937,646
Organo Corp.	11,500	643,801
Secom Co., Ltd.	53,000	4,027,280
Sekisui Jushi Corp.	2,300	43,669
Seven Bank, Ltd.	1,668,100	3,542,913
Shibuya Corp. (f)	11,200	313,488
Sinko Industries, Ltd.	67,700	1,142,423
SK Kaken Co., Ltd.	7,700	2,852,987
Sumitomo Warehouse Co., Ltd. (The)	354,500	5,094,479
Suzuken Co., Ltd.	31,400	915,231
Tachi-S Co., Ltd.	12,300	164,496
Takeuchi Manufacturing Co., Ltd.	172,300	4,289,315
TKC Corp.	18,200	551,107
Toei Co., Ltd.	37,500	7,005,070
Toho Holdings Co., Ltd.	2,000	32,026
TV Asahi Holdings Corp.	257,700	4,078,593
West Japan Railway Co.	8,600	490,143
		99,274,583
Kazakhstan — 0.2%
Halyk Savings Bank of Kazakhstan JSC — GDR (h)	17,009	263,586
NAC Kazatomprom JSC — GDR (d) (g)	73,742	2,201,199
		2,464,785
Lebanon — 0.0%
Solidere — ADR (b) (d) (e)	38,451	143,095
Malaysia — 0.0%
Oriental Holdings Berhad	5,800	7,124

Multi-Asset
TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)*	June 30, 2021
	Number of Shares	Value
Malta — 0.2%
Kambi Group plc (b)	54,558	$2,714,956
Mexico — 0.1%
Fresnillo plc	104,744	1,118,422
Netherlands — 0.0%
NXP Semiconductors NV	620	127,546
Norway — 0.0%
XXL ASA (a) (b) (g)	24,163	51,184
Puerto Rico — 0.1%
Popular, Inc.	12,982	974,299
Russia — 1.1%
Etalon Group plc — GDR (h)	599,848	975,353
Federal Grid Co. Unified Energy System PJSC	979,393,892	2,957,160
Gazprom PJSC	1,237,017	4,754,465
Lenta, Ltd. — GDR (b) (h)	274,934	925,232
LSR Group PJSC	91,942	973,764
Moscow Exchange MICEX-RTS PJSC	120,577	280,952
Polyus PJSC — GDR (h)	24,475	2,371,416
RusHydro PJSC	288,864,380	3,428,497
Sberbank of Russia PJSC	370,664	1,544,752
VTB Bank PJSC (b)	901,080,000	597,947
		18,809,538
Singapore — 0.9%
First Resources, Ltd.	994,300	991,840
Golden Agri-Resources, Ltd.	15,855,900	2,716,268
Sea, Ltd. — ADR (b)	42,089	11,557,639
Yoma Strategic Holdings, Ltd. (b)	1,532,800	152,895
		15,418,642
South Africa — 0.1%
Gold Fields, Ltd.	109,416	979,868
Harmony Gold Mining Co., Ltd. — SPADR	54,855	204,609
Impala Platinum Holdings, Ltd.	11,995	198,229
		1,382,706
South Korea — 0.6%
DL E&C Co., Ltd. (b)	2,489	313,909
GS Holdings Corp.	7,549	310,248
Hankook Technology Group Co., Ltd.	43,232	781,380
Korea Electric Power Corp. — SPADR	106,022	1,145,038
Korean Reinsurance Co.	52,357	457,735
KT Corp.	31,052	876,957
KT Corp. — SPADR	264,738	3,693,095
LG Corp.	5,088	463,188
LG Uplus Corp.	97,802	1,333,271
LX Holdings Corp. (b)	2,467	24,645
Pyeong Hwa Automotive Co., Ltd.	23,013	252,427
		9,651,893
Spain — 0.3%
Amadeus IT Group SA (b)	60,994	4,289,483
Sri Lanka — 0.0%
Hemas Holdings plc	1,337,560	549,835
Sweden — 0.9%
AF POYRY AB (a)	6,288	206,951
Atlas Copco AB, Shares — B (a)	5,587	293,972
	Number of Shares	Value
Autoliv, Inc.	2,056	$200,995
Boule Diagnostics AB	33,617	224,315
Desenio Group AB (a) (b)	30,395	316,117
Eastnine AB	70,342	1,098,141
Essity AB, Class B (a)	33,175	1,100,020
Fortnox AB (a)	23,365	1,149,370
Greater Than AB (b)	99,331	1,172,272
Infant Bacterial Therapeutics AB (b)	15,567	174,130
Investor AB, Shares — B (a)	91,268	2,102,539
Karnov Group AB (a)	88,419	543,517
Lindab International AB (a)	12,916	301,502
Nolato AB, Shares — B (a)	63,936	629,137
Nordic Entertainment Group AB, Class B (a) (b)	55,449	2,442,843
Skandinaviska Enskilda Banken AB, Class A (a)	96,161	1,241,412
Veoneer, Inc. — SDR (a) (b)	16,488	381,844
Vimian Group AB (a) (b)	145,054	1,559,338
		15,138,415
Switzerland — 0.0%
Chubb, Ltd. (a)	1,450	230,463
Garmin, Ltd.	2,405	347,859
		578,322
Thailand — 0.0%
Kasikornbank PCL, Class F	81,100	300,292
Turkey — 0.1%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS — REIT	1,277,987	275,388
Turkiye Halk Bankasi AS (b)	1,186,169	689,717
		965,105
Ukraine — 0.2%
Astarta Holding NV	45,135	586,001
Kernel Holding SA	112,506	1,613,962
MHP SE — GDR — OTC Shares (h)	236,097	1,345,801
		3,545,764
United Kingdom — 1.3%
Diageo plc	117,559	5,633,839
Endeavour Mining plc	18,300	392,986
Gabriel Resources, Ltd. (b)	1,962,000	451,089
IHS Markit, Ltd. (a)	1,518	171,018
InterContinental Hotels Group plc (b)	71,845	4,788,812
Janus Henderson Group plc	7,734	300,157
nVent Electric plc	11,689	365,164
Standard Chartered plc	145,400	925,101
Stolt-Nielsen, Ltd.	63,405	927,127
Unilever plc	110,708	6,475,196
Yellow Cake plc (b) (f) (g)	221,766	833,279
		21,263,768
Total Foreign Common Stocks (Cost $401,408,600)		528,442,844
Total Common Stocks (Cost $754,951,168)		1,037,671,751
Participation Notes — 0.5%
UBS AG, KBC Corp Ltd., Equity Linked Notes, Expiring 07/29/22 (China) (d)	60,000	2,497,891

Multi-Asset
TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)*	June 30, 2021
	Number of Shares	Value
UBS AG, Raytron Technology Co., Ltd., Equity Linked Notes, Expiring 10/18/21 (China) (d)	118,739	$1,834,952
UBS AG, Shanghai Zhonggu Logistics, Equity Linked Notes, Expiring 03/02/22 (China) (d)	617,500	2,849,193
UBS AG, Sobute New Materials Co., Ltd., Equity Linked Notes, Expiring 08/27/21 (China) (d)	236,160	754,601
UBS AG, Weichai Power Co., Ltd., Equity Linked Notes, Expiring 12/10/21 (China) (c) (d)	365,854	952,474
Total Participation Notes (Cost $7,720,670)		8,889,111
Structured Notes — 0.0%
Royal Bank of Canada, Canadian Imperial Bank Of Commerce; National Bank Of Canada; Royal Bank Of Canada; The Toronto-Dominion Bank, Dividend Linked Notes, Expiring 12/31/21 (Canada) (b) (d) (e) (Cost $197,330)	310,800	250,640
	Number of Contracts	Value
Right — 0.0%
Pan American Silver Corp., Expiring 02/22/29 (Canada) (b) (d) (Cost $77,784)	367,492	312,368
Warrants — 0.1%
Algernon Pharmaceuticals, Inc., Expiring 05/13/22 (Canada) (b) (d) (e)	52,700	—
Alpha Lithium Corp., Expiring 02/19/23 (Canada) (b)	81,900	4,955
Bigg Digital Assets, Inc., Expiring 04/16/23 (Canada) (b) (d) (e)	34,150	1,768
Braxia Scientific Corp., Expiring 06/11/22 (Canada) (b) (d) (e)	37,900	—
Charlottes Web Holdings, Inc., Expiring 06/18/22 (United States) (b)	100	48
Chorus Aviation, Inc., Expiring 04/06/22 (Canada) (b)	29,200	8,127
Cypress Dev Corp., Expiring 03/22/24 (Canada) (b) (d) (e)	63,100	3,255
Denilson Mines Corp., Expiring 03/22/23 (Canada) (b) (d) (e)	30,700	956
Drone Delivery Corp., Expiring 12/22/22 (Canada) (b)	41,050	7,948
dynaCERT, Inc., Expiring 06/18/22 (Canada) (b)	84,950	6,510
E3 Metals Corp., Expiring 02/08/23 (Canada) (b) (d) (e)	78,900	28,785
Else Nutrition Holdings, Inc., Expiring 10/06/22 (Canada) (b)	8,500	3,429
Excellon Resources, Inc., Expiring 08/27/21 (Canada) (b)	250,000	4,034
Excelsior Mining Corp., Expiring 08/22/22 (Canada) (b)	160,000	8,390
Gold Mountain Mining Corp., Expiring 06/24/23 (Canada) (b) (d) (e)	13,950	1,655
High Tide, Inc., Expiring 02/23/24 (Canada) (b)	99,250	21,218
	Number of Contracts	Value
Hut 8 Mining Corp., Expiring 06/15/23 (Canada) (b)	20,750	$35,989
Kirkland Lake Gold, Inc., Expiring 12/03/21 (Canada) (b) (d) (e)	26,650	594
Northern Genesis Acquisition Corp., Expiring 12/31/27 (United States) (b)	8,300	13,778
Northern Genesis Acquisition Corp. III, Expiring 12/31/27 (United States) (b)	12,000	17,280
Numinus Wellness, Inc., Expiring 03/19/23 (Canada) (b)	30,550	4,559
Organigram Holdings, Inc., Expiring 11/12/23 (Canada) (b) (d) (e)	45,000	49,057
Osisko Mining, Inc., Expiring 12/23/21 (Canada) (b) (d) (e)	45,150	196
Planet 13 Holdings, Inc., Expiring 11/05/22 (Canada) (b)	67,050	133,061
Planet 13 Holdings, Inc., Expiring 02/02/23 (Canada) (b)	49,250	69,528
Reconnaissance Energy Africa, Ltd., Expiring 05/26/24 (Canada) (b)	10,450	38,779
Revive Therapeutics, Ltd., Expiring 02/12/24 (Canada) (b) (d) (e)	85,700	7,112
RHC Helium, Ltd., Expiring 06/08/23 (Canada) (b)	375,000	45,378
Rritual Superfoods, Inc., Expiring 03/05/24 (Canada) (b)	103,950	23,480
Saturn Oil & Gas Inc., Expiring 10/04/21 (Canada) (b) (c) (d) (e)	422,000	57,497
Solaris Resources, Inc., Expiring 12/30/22 (Canada) (b) (d) (e)	8,300	37,402
Synaptive Medical, Inc., Expiring 12/06/22 (Canada) (b) (c) (d) (e)	37,142	4,526
Talon Metals Corp., Expiring 03/18/22 (British Virgin Islands) (b) (d) (e)	141,050	774
Tetra Bio-Pharma, Inc., Expiring 02/13/23 (Canada) (b)	100,000	4,840
The Valens Co., Inc., Expiring 06/01/24 (Canada) (b) (d) (e)	37,950	11,665
The Valens Co., Inc., Expiring 01/29/24 (Canada) (b) (d) (e)	43,100	29,507
TPCO Holding Corp., Expiring 01/15/26 (United States) (b)	31,050	38,813
Village Farms International, Inc., Expiring 09/10/25 (Canada) (b) (d) (e)	75,000	430,661
Vizsla Silver Corp., Expiring 12/03/22 (Canada) (b) (d) (e)	23,950	4,217
Weedmd, Inc., Expiring 03/12/23 (Canada) (b)	150,400	6,066
Total Warrants (Cost $308,920)		1,165,837
	Principal Amount	Value
Convertible Bonds — 0.0%
Airlines — 0.0%
Air Canada, 4.000%, 07/01/25(a) (Cost $248,300)	$248,300	384,468
US Treasury Bonds/Notes — 5.0%
US Treasury Note, 1.125%, 09/30/21	1,252,000	1,255,330
US Treasury Note, 1.750%, 04/30/22	1,323,000	1,341,191

Multi-Asset
TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)*	June 30, 2021
	Principal Amount	Value
US Treasury Note, 1.375%, 10/15/22	$3,970,000	$4,032,962
US Treasury Note, 0.125%, 12/31/22	7,106,000	7,101,559
US Treasury Note, 0.125%, 01/31/23	4,087,000	4,083,009
US Treasury Note, 0.125%, 03/31/23	3,361,000	3,355,617
US Treasury Note, 1.500%, 03/31/23	3,823,000	3,908,271
US Treasury Note, 0.250%, 06/15/23 (f)	4,063,000	4,063,476
US Treasury Note, 1.375%, 09/30/23	3,139,000	3,214,655
US Treasury Note, 0.125%, 10/15/23	3,122,000	3,108,463
US Treasury Note, 0.125%, 12/15/23	3,852,000	3,831,837
US Treasury Note, 0.250%, 03/15/24	4,829,000	4,809,759
US Treasury Note, 2.500%, 05/15/24	1,721,000	1,823,117
US Treasury Note, 0.250%, 06/15/24	4,337,000	4,311,080
US Treasury Note, 1.500%, 09/30/24	4,264,000	4,399,748
US Treasury Note, 1.375%, 01/31/25	4,618,000	4,745,536
US Treasury Note, 2.125%, 05/15/25	2,070,000	2,186,276
US Treasury Note, 0.250%, 05/31/25	3,770,000	3,707,559
US Treasury Note, 2.250%, 11/15/25 (f)	2,546,000	2,709,501
US Treasury Note, 0.375%, 11/30/25	2,722,900	2,674,930
US Treasury Note, 0.375%, 01/31/26	7,310,000	7,166,370
US Treasury Note, 0.875%, 06/30/26	5,546,000	5,543,834
Total US Treasury Bonds/Notes (Cost $82,722,187)		83,374,080
	Number of Shares	Value
Acquired Funds — 18.9%
Exchange-Traded Funds (ETFs) — 4.6%
Financial Select Sector SPDR Fund (f)	1,850,812	67,906,292
Vanguard Financials ETF (f)	109,349	9,890,617
		77,796,909
Private Investment Funds (i) — 14.3%
Canyon Value Realization Fund, LP (b) (c) (d) (e)		33,849,812
Eversept Global Healthcare Fund, LP (b) (c) (d) (e)		33,956,536
Farallon Capital Institutional Partners, LP (b) (c) (d) (e)		1,000,479
GSA Trend Fund, Ltd. (b) (c) (d) (e)	156,178	14,596,057
Helikon Long Short Equity Fund ICAV (b) (c) (d) (e)	13,305	19,018,340
Honeycomb Partners, LP (b) (c) (d) (e)		61,981,319
Neo Ivy Capital Fund, LP (b) (c) (d) (e)		10,298,311
Northwest Feilong Fund, Ltd. (b) (c) (d) (e)	7,235	15,691,209
QVT Roiv Hldgs Onshore, Ltd. (b) (c) (d) (e)	2,430	4,727,171
Radcliffe Domestic SPAC Fund, LP (b) (c) (d) (e)		29,891,176
Voloridge Fund, LP (b) (c) (d) (e)		15,542,731
		240,553,141
Total Acquired Funds (Cost $230,145,012)		318,350,050
Publicly Traded Limited Partnerships — 0.1%
Brookfield Business Partners, LP (a)	14,700	679,502
Brookfield Infrastructure Partners, LP (a) (b)	11,900	660,663
Total Publicly Traded Limited Partnerships (Cost $1,325,589)		1,340,165
	Number of Shares	Value
Preferred Stocks — 0.1%
Draegerwerk AG & Co. KGAA, 0.25% (Germany)	2,857	$270,375
Hyundai Motor Co., Ltd., 2.70% (South Korea)	15,778	1,611,621
Qurate Retail, Inc., 8.00% (United States) (b)	2,003	216,824
Synaptive Medical, Inc., 0.00% (Canada) (b) (c) (d) (e)	74,285	185,713
Total Preferred Stocks (Cost $1,311,402)		2,284,533
	Number of Contracts	Value
Purchased Option Contracts — 0.0%
Calls — 0.0%
Air Canada, Notional Amount $835,000, Strike Price $25 Expiring 07/16/2021 (Canada)	334	37,991
CBOE Volatility Index, Notional Amount $266,200, Strike Price $22 Expiring 07/21/2021 (United States)	121	11,495
Essity AB, Notional Amount $20,274,000, Strike Price $310 Expiring 09/17/2021 (Sweden)	654	12,227
Kinnevik AB, Notional Amount $7,996,849, Strike Price $272.93 Expiring 07/16/2021 (Sweden)	293	378,657
SSR Mining, Inc., Notional Amount $372,300, Strike Price $17 Expiring 07/16/2021 (United States)	219	2,628
SSR Mining, Inc., Notional Amount $408,000, Strike Price $17 Expiring 09/17/2021 (United States)	240	16,560
West Fraser Timber Co., Ltd., Notional Amount $473,000, Strike Price $86 Expiring 07/16/2021 (Canada)	55	19,300
Total Calls (Cost $246,975)		478,858
Puts — 0.0%
Assa Abloy AB, Notional Amount $11,201,000, Strike Price $230 Expiring 09/17/2021 (Sweden)	487	13,657
Assa Abloy AB, Notional Amount $7,326,000, Strike Price $220 Expiring 09/17/2021 (Sweden)	333	5,447
Electrolux AB, Notional Amount $3,726,000, Strike Price $230 Expiring 09/17/2021 (Sweden)	162	14,954
Fastighets AB, Notional Amount $7,800,000, Strike Price $390 Expiring 09/17/2021 (Sweden)	200	3,622
Fastighets AB Balder, Notional Amount $987,000, Strike Price $470 Expiring 09/17/2021 (Sweden)	21	1,742
Fastighets AB Balder, Notional Amount $8,640,000, Strike Price $450 Expiring 09/17/2021 (Sweden)	192	10,320
Getinge AB, Notional Amount $4,374,000, Strike Price $270 Expiring 12/17/2021 (Sweden)	162	13,061

Multi-Asset
TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)*	June 30, 2021
	Number of Contracts	Value
Industrivarden AB, Notional Amount $4,373,453, Strike Price $268.31 Expiring 09/17/2021 (Sweden)	163	$2,476
iShares S&P/TSX 60 Index ETF, Notional Amount $2,934,000, Strike Price $30 Expiring 07/16/2021 (Canada)	978	10,256
Kinnevik AB, Notional Amount $9,150,000, Strike Price $305 Expiring 09/17/2021 (Sweden)	300	17,177
Kinnevik AB, Notional Amount $873,376, Strike Price $272.93 Expiring 09/17/2021 (Sweden)	32	325
Skanska AB, Notional Amount $6,720,000, Strike Price $210 Expiring 07/16/2021 (Sweden)	320	1,122
Skanska AB, Notional Amount $6,505,452, Strike Price $207.18 Expiring 09/17/2021 (Sweden)	314	10,191
Skanska AB, Notional Amount $6,099,000, Strike Price $190 Expiring 09/17/2021 (Sweden)	321	2,814
Svenska Cellulosa AB, Notional Amount $3,936,000, Strike Price $120 Expiring 09/17/2021 (Sweden)	328	3,450
Torchlight Energy Resources, Inc., Notional Amount $52,750, Strike Price $2.5 Expiring 07/16/2021 (United States)	211	1,055
Total Puts (Cost $291,100)		111,669
Total Purchased Option Contracts (Cost $538,075)		590,527
	Number of Units	Value
Disputed Claims Receipt — 0.0%
AMR Corp. (Cost $0) (b) (c) (d) (e)	260,322	—
	Principal Amount	Value
Short-Term Investments — 17.3%
Repurchase Agreement — 14.4%
Fixed Income Clearing Corp. issued on 06/30/21 (proceeds at maturity $242,466,080) (collateralized by US Treasury Inflation Indexed Notes, due 04/15/22 with a total par value of $1,811,800 and a total market value of $2,040,048; US Treasury Notes, due 03/31/23 with a total par value of $245,611,700 and a total market value of $245,275,406), 0.000%, 07/01/21 (Cost $242,466,080)	$242,466,080	242,466,080
Number of Shares
Unaffiliated Investment Company — 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.02% (j) (k) (Cost $7,856,789)	7,856,789	7,856,789
	Principal Amount	Value
US Treasury Bill (l) — 2.4%
U.S. Treasury Bill, 0.007%, 07/29/21 (m) (Cost $39,999,782)	$40,000,000	$39,999,782
Total Short-Term Investments (Cost $290,322,651)		290,322,651
Total Investments — 103.8% (Cost $1,369,869,088)		1,744,936,181
Liabilities in Excess of Other Assets — (3.8)%		(64,306,024)
Net Assets — 100.0%		$1,680,630,157
	Number of Shares	Value
Securities Sold Short — (4.7)%
Common Stocks — (4.7)%
US Common Stocks — (2.9)%
Aerospace & Defense — (0.0)%
Boeing Co. (The) (b)	(935)	(223,989)
HEICO Corp.	(2,249)	(313,555)
		(537,544)
Airlines — (0.0)%
American Airlines Group, Inc. (b)	(24,123)	(511,649)
Auto Components — (0.0)%
Fox Factory Holding Corp. (b)	(1,552)	(241,584)
Automobiles — (0.0)%
Thor Industries, Inc.	(506)	(57,178)
Biotechnology — (0.2)%
Acceleron Pharma, Inc. (b)	(1,273)	(159,749)
Agios Pharmaceuticals, Inc. (b)	(3,264)	(179,879)
Alnylam Pharmaceuticals, Inc. (b)	(2,471)	(418,884)
Arrowhead Pharmaceuticals, Inc. (b)	(5,678)	(470,252)
Exact Sciences Corp. (b)	(3,121)	(387,971)
Global Blood Therapeutics, Inc. (b)	(5,252)	(183,925)
Ionis Pharmaceuticals, Inc. (b)	(14,483)	(577,727)
Iovance Biotherapeutics, Inc. (b)	(8,526)	(221,846)
Ligand Pharmaceuticals, Inc. (b)	(1,546)	(202,820)
Mirati Therapeutics, Inc. (b)	(2,915)	(470,860)
Sage Therapeutics, Inc. (b)	(1,643)	(93,339)
Ultragenyx Pharmaceutical, Inc. (b)	(2,471)	(235,610)
		(3,602,862)
Building Products — (0.1)%
Trex Co., Inc. (b)	(5,796)	(592,409)
Capital Markets — (0.0)%
Invesco, Ltd.	(6,571)	(175,643)
Chemicals — (0.0)%
Albemarle Corp.	(1,188)	(200,130)
Chemours Co. (The)	(3,357)	(116,824)
		(316,954)
Commercial Banks — (0.1)%
Commerce Bancshares, Inc.	(396)	(29,526)

Multi-Asset
TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)*	June 30, 2021
	Number of Shares	Value
East West Bancorp, Inc.	(4,007)	$(287,262)
First Republic Bank	(592)	(110,805)
Signature Bank/New York NY	(887)	(217,891)
Texas Capital Bancshares, Inc. (b)	(1,237)	(78,537)
Valley National Bancorp	(2,249)	(30,204)
Western Alliance Bancorp	(5,431)	(504,268)
		(1,258,493)
Commercial Services & Supplies — (0.0)%
Brink’s Co. (The)	(5,817)	(446,978)
IAA, Inc. (b)	(1,731)	(94,409)
		(541,387)
Communications Equipment — (0.0)%
F5 Networks, Inc. (b)	(461)	(86,050)
Viasat, Inc. (b)	(1,916)	(95,494)
		(181,544)
Construction & Engineering — (0.0)%
Fluor Corp. (b)	(18,244)	(322,919)
Consumer Finance — (0.0)%
LendingTree, Inc. (b)	(657)	(139,205)
Containers & Packaging — (0.0)%
Ball Corp.	(1,177)	(95,361)
Diversified Consumer Services — (0.1)%
Bright Horizons Family Solutions, Inc. (b)	(2,396)	(352,476)
Chegg, Inc. (b)	(4,793)	(398,346)
Strategic Education, Inc.	(216)	(16,429)
Terminix Global Holdings, Inc. (b)	(1,676)	(79,962)
WW International, Inc. (b)	(11,432)	(413,152)
		(1,260,365)
Electric Utilities — (0.0)%
FirstEnergy Corp.	(1,694)	(63,034)
Electrical Equipment — (0.1)%
Plug Power, Inc. (b)	(10,047)	(343,507)
Sunrun, Inc. (b)	(7,289)	(406,580)
		(750,087)
Electronic Equipment, Instruments & Components — (0.0)%
II-VI, Inc. (b)	(7,767)	(563,807)
Energy Equipment & Services — (0.1)%
Baker Hughes Co.	(14,932)	(341,495)
ChampionX Corp. (b)	(4,116)	(105,575)
NOV, Inc. (b)	(9,553)	(146,352)
		(593,422)
Food & Staples Retailing — (0.0)%
Grocery Outlet Holding Corp. (b)	(13,542)	(469,366)
Food Products — (0.1)%
Beyond Meat, Inc. (b)	(8,480)	(1,335,515)
Darling Ingredients, Inc. (b)	(2,243)	(151,403)
Freshpet, Inc. (b)	(2,143)	(349,223)
Hain Celestial Group, Inc. (The) (b)	(4,843)	(194,301)
Lamb Weston Holdings, Inc.	(1,464)	(118,086)
		(2,148,528)

	Number of Shares	Value
Gas Utilities — (0.0)%
New Jersey Resources Corp.	(4,142)	$(163,899)
Health Care Equipment & Supplies — (0.1)%
Insulet Corp. (b)	(655)	(179,804)
Penumbra, Inc. (b)	(1,928)	(528,388)
STAAR Surgical Co. (b)	(732)	(111,630)
		(819,822)
Health Care Providers & Services — (0.1)%
Encompass Health Corp.	(319)	(24,892)
HealthEquity, Inc. (b)	(8,517)	(685,448)
LHC Group, Inc. (b)	(81)	(16,221)
Progyny, Inc. (b)	(514)	(30,326)
		(756,887)
Hotels, Restaurants & Leisure — (0.3)%
Caesars Entertainment, Inc. (b)	(7,369)	(764,534)
Carnival Corp. (b)	(11,058)	(291,489)
Choice Hotels International, Inc.	(3,067)	(364,544)
DraftKings, Inc., Class A (b)	(12,452)	(649,621)
Norwegian Cruise Line Holdings, Ltd. (b)	(10,555)	(310,422)
Planet Fitness, Inc., Class A (b)	(2,483)	(186,846)
Royal Caribbean Cruises, Ltd. (b)	(11,363)	(969,037)
Six Flags Entertainment Corp. (b)	(4,577)	(198,092)
Wynn Resorts, Ltd. (b)	(2,173)	(265,758)
		(4,000,343)
Household Durables — (0.0)%
Leggett & Platt, Inc.	(1,971)	(102,118)
Insurance — (0.0)%
Cincinnati Financial Corp.	(3,068)	(357,790)
Lincoln National Corp.	(2,461)	(154,649)
		(512,439)
Internet & Catalog Retail — (0.1)%
Chewy, Inc., Class A (b)	(8,183)	(652,267)
Wayfair, Inc., Class A (b)	(2,481)	(783,276)
		(1,435,543)
Internet Software & Services — (0.0)%
TripAdvisor, Inc. (b)	(9,447)	(380,714)
Uber Technologies, Inc. (b)	(2,910)	(145,849)
		(526,563)
IT Services — (0.1)%
Fastly, Inc., Class A (b)	(14,398)	(858,121)
Okta, Inc. (b)	(252)	(61,660)
Sabre Corp. (b)	(54,265)	(677,227)
Shift4 Payments, Inc., Class A (b)	(874)	(81,911)
		(1,678,919)
Leisure Equipment & Products — (0.0)%
Peloton Interactive, Inc., Class A (b)	(2,857)	(354,325)
Life Sciences Tools & Services — (0.0)%
10X Genomics, Inc., Class A (b)	(1,534)	(300,388)
Adaptive Biotechnologies Corp. (b)	(4,295)	(175,494)
PPD, Inc. (b)	(2,366)	(109,049)
		(584,931)

Multi-Asset
TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)*	June 30, 2021
	Number of Shares	Value
Machinery — (0.1)%
Colfax Corp. (b)	(2,959)	$(135,552)
Kennametal, Inc.	(11,049)	(396,880)
Trinity Industries, Inc.	(4,937)	(132,756)
Woodward, Inc.	(2,226)	(273,531)
		(938,719)
Media — (0.1)%
Cinemark Holdings, Inc. (b)	(13,889)	(304,864)
Discovery, Inc., Series A (b)	(6,050)	(185,614)
Live Nation Entertainment, Inc. (b)	(11,473)	(1,004,920)
Madison Square Garden Entertainment Corp. (b)	(362)	(30,397)
ViacomCBS, Inc., Class B	(4,911)	(221,977)
		(1,747,772)
Metals & Mining — (0.0)%
Cleveland-Cliffs, Inc. (b)	(4,249)	(91,608)
Hycroft Mining Holding Corp. (b)	(40,400)	(123,624)
		(215,232)
Multi-Utilities — (0.1)%
CenterPoint Energy, Inc.	(31,503)	(772,454)
Multiline Retail — (0.0)%
Nordstrom, Inc. (b)	(10,207)	(373,270)
Ollie’s Bargain Outlet Holdings, Inc. (b)	(286)	(24,061)
		(397,331)
Oil, Gas & Consumable Fuels — (0.1)%
Hess Corp.	(3,095)	(270,255)
Meta Materials, Inc. (b)	(90,774)	(679,897)
Murphy Oil Corp.	(10,755)	(250,376)
New Fortress Energy, Inc.	(3,315)	(125,572)
Occidental Petroleum Corp.	(5,603)	(175,206)
Phillips 66	(3,414)	(292,990)
Valero Energy Corp.	(2,471)	(192,936)
		(1,987,232)
Pharmaceuticals — (0.1)%
Catalent, Inc. (b)	(412)	(44,545)
Elanco Animal Health, Inc. (b)	(5,075)	(176,052)
Mind Medicine MindMed, Inc. (b)	(32,600)	(112,470)
Nektar Therapeutics (b)	(17,642)	(302,737)
Reata Pharmaceuticals, Inc., Class A (b)	(5,567)	(787,897)
		(1,423,701)
Professional Services — (0.0)%
Dun & Bradstreet Holdings, Inc. (b)	(10,414)	(222,547)
Equifax, Inc.	(567)	(135,802)
		(358,349)
Real Estate Investment Trusts (REITs) — (0.4)%
Americold Realty Trust	(3,015)	(114,118)
Apple Hospitality REIT, Inc.	(5,330)	(81,336)
Brixmor Property Group, Inc.	(2,049)	(46,901)
Digital Realty Trust, Inc.	(368)	(55,369)
EPR Properties (b)	(21,489)	(1,132,040)
Federal Realty Investment Trust	(2,617)	(306,634)
	Number of Shares	Value
Iron Mountain, Inc.	(5,331)	$(225,608)
Macerich Co. (The)	(28,873)	(526,932)
Medical Properties Trust, Inc.	(6,549)	(131,635)
Park Hotels & Resorts, Inc. (b)	(8,070)	(166,323)
Pebblebrook Hotel Trust	(30,007)	(706,665)
Simon Property Group, Inc.	(2,267)	(295,798)
SL Green Realty Corp.	(4,863)	(389,040)
Spirit Realty Capital, Inc.	(3,721)	(178,013)
STORE Capital Corp.	(17,119)	(590,777)
Ventas, Inc.	(832)	(47,507)
Vornado Realty Trust	(11,985)	(559,340)
Welltower, Inc.	(13,959)	(1,159,993)
		(6,714,029)
Road & Rail — (0.1)%
Lyft, Inc., Class A (b)	(14,748)	(891,959)
Semiconductors & Semiconductor Equipment — (0.1)%
Brooks Automation, Inc.	(673)	(64,123)
Cree, Inc. (b)	(6,304)	(617,351)
Enphase Energy, Inc. (b)	(577)	(105,955)
Synaptics, Inc. (b)	(1,362)	(211,900)
		(999,329)
Software — (0.2)%
Aspen Technology, Inc. (b)	(942)	(129,563)
Bill.com Holdings, Inc. (b)	(2,343)	(429,191)
Ceridian HCM Holding, Inc. (b)	(1,295)	(124,216)
Cloudflare, Inc., Class A (b)	(3,703)	(391,926)
Coupa Software, Inc. (b)	(1,722)	(451,353)
Everbridge, Inc. (b)	(995)	(135,400)
Five9, Inc. (b)	(189)	(34,661)
Medallia, Inc. (b)	(19,438)	(656,032)
Nuance Communications, Inc. (b)	(734)	(39,959)
PagerDuty, Inc. (b)	(6,139)	(261,399)
RingCentral, Inc., Class A (b)	(1,575)	(457,663)
Sailpoint Technologies Holdings, Inc. (b)	(4,304)	(219,805)
Splunk, Inc. (b)	(339)	(49,013)
Voyager Digital, Ltd. (b)	(1,500)	(25,617)
Zendesk, Inc. (b)	(539)	(77,799)
		(3,483,597)
Specialty Retail — (0.1)%
American Eagle Outfitters, Inc.	(8,226)	(308,722)
Avis Budget Group, Inc. (b)	(1,072)	(83,498)
Burlington Stores, Inc. (b)	(2,309)	(743,475)
Carvana Co. (b)	(871)	(262,885)
RH (b)	(75)	(50,925)
Urban Outfitters, Inc. (b)	(2,297)	(94,682)
Vroom, Inc. (b)	(11,739)	(491,395)
Williams-Sonoma, Inc.	(452)	(72,162)
		(2,107,744)
Textiles, Apparel & Luxury Goods — (0.0)%
Carter’s, Inc.	(1,090)	(112,455)
Under Armour, Inc., Class A (b)	(4,701)	(99,426)
		(211,881)

Multi-Asset
TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)*	June 30, 2021
	Number of Shares	Value
Wireless Telecommunication Services — (0.0)%
T-Mobile US, Inc. (b)	(1,775)	$(257,073)
Total US Common Stocks (Proceeds $41,167,853)		(47,865,532)
Foreign Common Stocks — (1.8)%
Bermuda — (0.0)%
Assured Guaranty, Ltd.	(605)	(28,726)
Canada — (0.5)%
Abrasilver Resource Corp. (b)	(5,000)	(2,138)
Altus Group Ltd.	(7,400)	(342,957)
Badger Infrastructure Solution	(8,000)	(242,788)
Boyd Group Services, Inc.	(2,600)	(473,143)
Brookfield Infrastructure Corp., Class A	(11,900)	(896,916)
Cargojet, Inc.	(2,400)	(356,302)
CCL Industries, Inc., Class B	(3,900)	(214,790)
Drone Delivery Canada Corp. (b)	(41,800)	(37,430)
Goodfood Market Corp. (b)	(42,000)	(259,874)
Hudbay Minerals, Inc.	(36,000)	(239,593)
LifeWorks, Inc.	(11,800)	(318,132)
Lion Electric Co. (The) (b)	(53,000)	(1,030,320)
MAG Silver Corp. (b)	(15,900)	(332,469)
Methanex Corp.	(11,600)	(384,514)
Metro, Inc.	(7,700)	(369,160)
NFI Group, Inc.	(18,100)	(411,324)
Peak Fintech Group, Inc. (b)	(30,500)	(48,471)
Pure Gold Mining, Inc. (b)	(100,800)	(123,601)
Ritchie Bros Auctioneers, Inc.	(6,100)	(361,640)
Spin Master Corp. (b) (g)	(5,900)	(229,508)
TFI International, Inc.	(2,000)	(182,591)
Transat AT, Inc. (b)	(37,100)	(184,363)
Transcontinental, Inc., Class A	(21,300)	(400,019)
Very Good Food Co., Inc. (The) (b)	(9,000)	(28,388)
Village Farms International, Inc. (b)	(24,400)	(261,597)
Well Health Technologies Corp. (b)	(50,700)	(359,105)
		(8,091,133)
Denmark — (0.2)%
Ambu A/S, Class B	(21,436)	(823,857)
Netcompany Group A/S (g)	(4,733)	(539,131)
NNIT A/S (g)	(4,387)	(86,323)
Novozymes A/S, Shares — B	(14,409)	(1,087,412)
		(2,536,723)
Finland — (0.2)%
Citycon Oyj (b)	(35,726)	(304,386)
Orion Oyj, Class B	(29,891)	(1,284,944)
Stora Enso Oyj, Shares — R	(16,196)	(295,636)
TietoEVRY Oyj	(37,874)	(1,196,558)
		(3,081,524)
Ireland — (0.0)%
Seagate Technology Holdings plc	(514)	(45,196)

	Number of Shares	Value
Israel — (0.0)%
SolarEdge Technologies, Inc. (b)	(2,124)	$(587,010)
Jersey — (0.0)%
Novocure, Ltd. (b)	(1,954)	(433,436)
Norway — (0.1)%
Mowi ASA	(39,303)	(999,802)
Pexip Holding ASA (b)	(13,126)	(117,286)
Protector Forsikring ASA	(11,019)	(106,026)
		(1,223,114)
Sweden — (0.8)%
AAK AB	(31,697)	(710,536)
Assa Abloy AB, Class B	(19,505)	(587,664)
Betsson AB (b)	(40,565)	(330,907)
Bilia AB, Class A	(9,634)	(204,155)
Cellavision AB	(4,802)	(206,824)
Clas Ohlson AB, Shares — B (b)	(21,660)	(223,404)
Evolution AB (g)	(4,083)	(645,482)
Fastighets AB Balder, Shares — B (b)	(14,625)	(917,782)
Getinge AB, Class B	(5,818)	(219,516)
Hexpol AB	(20,467)	(253,098)
Husqvarna AB Shares — B	(34,844)	(463,204)
Investment AB Latour, Shares — B	(50,428)	(1,655,329)
Kinnevik AB (b)	(23,423)	(937,809)
L E Lundbergforetagen AB, Shares — B	(14,187)	(915,509)
Loomis AB	(16,428)	(513,966)
Samhallsbyggnadsbolaget i Norden AB	(189,441)	(794,003)
Sandvik AB	(12,672)	(323,746)
Skanska AB, Shares — B	(34,675)	(920,346)
SkiStar AB (b)	(15,850)	(264,167)
Stillfront Group AB (b)	(44,620)	(428,965)
Storytel AB (b)	(29,621)	(768,544)
Svenska Cellulosa AB, Series B	(17,288)	(283,364)
Svenska Handelsbanken AB, Shares — A	(26,259)	(296,143)
Swedish Orphan Biovitrum AB (b)	(22,075)	(402,569)
Tele2 AB, Class B	(65,649)	(894,640)
		(14,161,672)
United Kingdom — (0.0)%
Clarivate plc (b)	(18,959)	(521,941)
LivaNova plc (b)	(1,260)	(105,979)
		(627,920)
Total Foreign Common Stocks (Proceeds $27,757,409)		(30,816,454)
Total Common Stocks (Proceeds $68,925,262)		(78,681,986)
Publicly Traded Limited Partnership — (0.0)%
Brookfield Renewable Partners, LP (Proceeds $458,265)	(12,200)	(471,426)
Total Securities Sold Short — (4.7)% (Proceeds $69,383,527)		$(79,153,412)

Multi-Asset
TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)*	June 30, 2021
Financial Futures Contracts
Number of Contracts	Expiration Date	Type	Initial Notional Value/ (Proceeds)	Notional Value at June 30, 2021	Unrealized Appreciation/ (Depreciation)
		Long Financial Futures Contracts
		Interest Rate-Related
121	09/30/2021	3-Year US Treasury Note	$27,992,014	$27,992,594	$580
155	09/21/2021	10-Year US Treasury Note	20,391,465	20,537,500	146,035
					146,615
		Equity-Related
3,053	09/17/2021	Euro STOXX 50 Index	150,098,433	146,812,959	(1,594,318)
65	09/17/2021	Russell 1000 e-Mini Index	5,136,846	5,065,775	(71,071)
675	09/17/2021	Russell 2000 e-Mini Index	77,987,789	77,888,250	(99,539)
					(1,764,928)
					(1,618,313)
		Short Financial Futures Contracts
		Foreign Currency-Related
(270)	09/13/2021	Euro FX	(40,051,687)	(40,044,375)	7,312
		Equity-Related
(118)	09/17/2021	MSCI EAFE	(13,537,423)	(13,594,190)	(56,767)
(713)	09/17/2021	MSCI Emerging Markets	(48,653,404)	(48,655,120)	(1,716)
(588)	09/17/2021	MSCI Japan Index	(47,559,574)	(46,393,200)	1,166,374
					1,107,891
					1,115,203
					$(503,110)
Forward Currency Contracts
Contract Settlement Date	Counterparty	Contract Amount		Unrealized Appreciation/ (Depreciation)
		Receive	Deliver
07/01/2021	Morgan Stanley Capital Services, Inc.	USD 2,503,814	DKK 15,200,000	$80,055
07/01/2021	Morgan Stanley Capital Services, Inc.	USD 1,268,191	EUR 1,035,000	40,939
07/01/2021	Morgan Stanley Capital Services, Inc.	USD 5,171,633	SEK 43,000,000	147,153
07/02/2021	Morgan Stanley Capital Services, Inc.	USD 15,000,000	CAD 18,730,350	(99,641)
07/06/2021	Goldman Sachs International	CNH 20,731,500	USD 3,146,142	59,075
07/06/2021	Goldman Sachs International	USD 2,880,375	CNH 20,731,500	(324,841)
07/28/2021	Goldman Sachs International	CNH 18,000,000	USD 2,727,893	50,587
07/28/2021	Goldman Sachs International	USD 16,349,345	CNH117,257,500	(1,750,522)
08/04/2021	Barclays Bank plc	USD 4,000,000	CNH 28,552,400	(405,187)
09/02/2021	Goldman Sachs International	USD 3,000,000	CNH 21,046,500	(240,826)
10/12/2021	Barclays Bank plc	USD 13,163,743	CNH 92,020,909	(964,355)
10/22/2021	Goldman Sachs International	USD 4,119,136	CNH 28,144,000	(199,004)
10/28/2021	Barclays Bank plc	USD 6,000,000	CNH 41,011,950	(289,988)
11/24/2021	Barclays Bank plc	USD 17,000,000	CNH114,324,796	(502,833)
01/18/2022	Barclays Bank plc	USD 8,000,000	CNH 52,757,400	(47,738)
				$(4,447,126)
Over-The-Counter Swap Contracts
Expiration Date	Counterparty	Floating Rate	Reference Entity	Currency	Payment Frequency Paid/Received	Notional Amount	Unrealized Appreciation	Unrealized (Depreciation)
Short Total Return Equity Swap Contracts
08/16/2021	Goldman Sachs International	3 Month LIBOR less 0.05% (n)	Hang Seng China Enterprises Index Net Total Return Index	USD	Quarterly	$(15,590,287)	$—	$(317,389)

Multi-Asset
TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)*	June 30, 2021
	Number of Contracts	Value
Written Option Contracts — (0.0)%
Calls — (0.0)%
Air Canada, Notional Amount ($1,039,500), Strike Price $33 Expiring 07/16/2021 (Canada)	(315)	$(1,524)
CBOE Volatility Index, Notional Amount ($393,250), Strike Price $32.5 Expiring 07/21/2021 (United States)	(121)	(4,235)
SSR Mining, Inc., Notional Amount ($438,000), Strike Price $20 Expiring 07/16/2021 (United States)	(219)	(1,095)
SSR Mining, Inc., Notional Amount ($480,000), Strike Price $20 Expiring 09/17/2021 (United States)	(240)	(4,800)
West Fraser Timber Co, Ltd., Notional Amount ($528,000), Strike Price $96 Expiring 07/16/2021 (Canada)	(55)	(2,219)
Total Calls (Premiums received $45,694)		(13,873)
Puts — (0.0)%
Air Canada, Notional Amount ($762,000), Strike Price $15 Expiring 07/16/2021 (Canada)	(508)	(2,049)
iShares S&P/TSX 60 Index ETF, Notional Amount ($2,787,300), Strike Price $28.5 Expiring 07/16/2021 (Canada)	(978)	(6,312)
SSR Mining, Inc., Notional Amount ($284,700), Strike Price $13 Expiring 07/16/2021 (United States)	(219)	(1,095)
SSR Mining, Inc., Notional Amount ($312,000), Strike Price $13 Expiring 09/17/2021 (United States)	(240)	(7,440)
West Fraser Timber Co., Ltd., Notional Amount ($396,000), Strike Price $72 Expiring 07/16/2021 (Canada)	(55)	(1,553)
Total Puts (Premiums received $108,576)		(18,449)
Total Written Options (Premiums received $154,270)		$(32,322)
ADR	American Depositary Receipt
CAD	Canadian Dollar
CNH	Yuan Renminbi Offshore
DKK	Danish Krone
EAFE	Europe, Australasia, and Far East
ETF	Exchange-Traded Fund
EUR	Euro
GDR	Global Depositary Receipt
LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
NYSE	New York Stock Exchange
OTC	Over-the-Counter
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipts
SEK	Swedish Krona
SPADR	Sponsored ADR
TSX	Toronto Stock Exchange
USD	US Dollar

*
Approximately 29% of the fund’s total investments are maintained to cover “senior securities transactions” which may include, but are not limited to forwards, TBAs, options, futures, swaps, and securities sold short. These securities are marked-to-market daily and reviewed against the value of the fund’s “senior securities” holdings to maintain proper coverage for the transactions.

(a)
Security or a portion thereof is pledged as collateral for securities sold short.

(b)
Non income-producing security.

(c)
Restricted Securities. The following restricted securities were held by the fund as of June 30, 2021, and were valued in accordance with the Valuation of Investments as described in Note 2. Such securities generally may be sold only in a privately negotiated transaction with a limited number of purchasers. The fund will bear any costs incurred in connection with the disposition of such securities. The fund monitors the acquisition of restricted securities and, to the extent that a restricted security is illiquid, will limit the purchase of such a restricted security, together with other illiquid securities held by the fund, to no more than 15% of the fund’s net assets. All of the below securities are illiquid, with the exception of GSA Trend Fund, Ltd., Radcliffe Domestic SPAC Fund, LP, and Canyon Value Realization Fund, LP. TIP’s valuation committee has deemed 10% of Canyon Value Realization Fund, LP to be illiquid in accordance with procedures approved by the TIP board of trustees. The below list does not include securities eligible for resale without registration pursuant to Rule 144A under the Securities Act of 1933 that may also be deemed restricted.

Investments	Investment Strategy	Date of Acquisition	Cost	Value
US Common Stocks
Lion Electric Co. (The)		12/01/20	$716,000	$1,391,904
Pmml Corp.		05/19/21	78,010	78,010
				1,469,914

Multi-Asset
TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)*	June 30, 2021
Investments	Investment Strategy	Date of Acquisition	Cost	Value
Foreign Common Stocks
Bragg Gaming Group, Inc.		02/22/21	$37,132	$45,029
Gold Mountain Mining Corp.		06/09/21	48,368	36,883
Powerband Solutions, Inc.		06/18/21	48,983	50,460
Solaris Resources, Inc.		12/18/20	67,501	161,367
Voyager Digital, Ltd.		05/27/21	69,449	433,015
				726,754
Participation Notes
UBS AG, Weichai Power Co., Ltd.		05/06/21	931,447	952,474
Preferred Stocks
Synaptive Medical, Inc.		02/03/20	129,999	185,713
Warrants
Saturn Oil & Gas Inc.		05/31/21	41,955	57,497
Synaptive Medical, Inc.		12/16/19	—	4,526
				62,023
Private Investment Funds
Canyon Value Realization Fund, LP	Multi-Strategy	12/31/97 – 04/03/06	14,528,772	33,849,812
Eversept Global Healthcare Fund, LP	Long-Short Global Healthcare	02/01/19	26,250,000	33,956,536
Farallon Capital Institutional Partners, LP	Multi-Strategy	01/01/13	876,100	1,000,479
GSA Trend Fund, Ltd.	Trend Following	09/01/16 – 12/01/16	15,388,913	14,596,057
Helikon Long Short Equity Fund ICAV	Long-Short European	12/01/20 – 01/01/21	15,000,000	19,018,340
Honeycomb Partners, LP	Long-Short Global	07/01/16 – 07/01/17	26,206,746	61,981,319
Neo Ivy Capital Fund, LP	Relative Value	05/01/19	10,500,000	10,298,311
Northwest Feilong Fund, Ltd.	China Credit	05/01/20	15,000,000	15,691,209
QVT Roiv Hldgs Onshore, Ltd.	Multi-Strategy	01/05/16	2,469,102	4,727,171
Radcliffe Domestic SPAC Fund, LP	Global Pre-Merger SPACs	04/01/21	30,000,000	29,891,176
Voloridge Fund, LP	Directional	04/01/20	15,000,000	15,542,731
				240,553,141
Disputed Claims Receipt
AMR Corp.		12/09/13	—	—
Total (14.5% of Net Assets)				$243,950,019

(d)
Security is valued in good faith under procedures established by the board of trustees. The aggregate amount of securities fair valued amounts to $255,431,718, which represents 15.2% of the fund’s net assets.

(e)
Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(f)
All or a portion of security is on loan. As of June 30, 2021, the aggregate market value of securities on loan was $41,574,696, the total market value of collateral held by the Fund was $42,883,533. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $35,026,744.

(g)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are generally determined to be liquid in accordance with procedures approved by the board of trustees. At June 30, 2021 the aggregate value of these securities was $15,752,655, which represents 1.0% of net assets.

(h)
Security exempt from registration under Regulation S of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to investors outside the United States.

(i)
Portfolio holdings information of the Private Investment Funds is not available as of June 30, 2021. These positions are therefore grouped into their own industry classification. For any private investment funds structured as a limited partnership, no share value is included as these investments are not unitized.

(j)
Current yield as of June 30, 2021.

(k)
Represents a security purchased with cash collateral received for securities on loan.

(l)
Treasury bills and discount notes do not pay interest, but rather are purchased at a discount and mature at the stated principal amount.

(m)
Security or a portion thereof is held as initial margin for financial futures contracts.

(n)
The fund receives the floating rate.

See accompanying Notes to Financial Statements.

Multi-Asset
TIFF Multi-Asset Fund
Statement of Assets and Liabilities (Unaudited)
June 30, 2021
Assets
Investments in securities, at value (cost: $1,127,403,008) including securities on loan of $41,574,696	$1,502,470,101
Repurchase agreements (cost: $242,466,080)	242,466,080
Total investments (cost: $1,369,869,088)	1,744,936,181
Cash denominated in foreign currencies (cost: $12,194,458)	12,063,536
Deposits with brokers for securities sold short	7,963,636
Deposits with broker for forward currency contracts	6,850,000
Deposits with broker for options contracts	3,153,708
Due from broker for futures variation margin	1,037,160
Unrealized appreciation on forward currency contracts	377,809
Receivables:
Investment securities sold	43,513,594
Dividends and tax reclaims	1,406,489
Interest	132,082
Securities lending income	21,871
Prepaid expenses	24,017
Total Assets	1,821,480,083
Liabilities
Cash Overdraft	882,226
Cash collateral received for securities on loan	7,856,789
Securities sold short, at value (proceeds: $69,383,527)	79,153,412
Unrealized depreciation on forward currency contracts	4,824,935
Due to broker for futures variation margin	1,575,760
Unrealized depreciation on swap contracts	317,389
Written options, at value (premium received $154,270)	32,322
Payables:
Investment securities purchased	44,459,858
Money manager fees	846,219
Investment advisory and administrative fees	380,811
Fund administration and custody fees	255,950
Dividends and interest on securities sold short	62,891
Chief Compliance Officer’s costs and Trustee’s fees	9,558
Accrued expenses and other liabilities	191,806
Total Liabilities	140,849,926
Net Assets	$1,680,630,157
Shares Outstanding (unlimited authorized shares, par value $0.001)	90,917,773
Net Asset Value Per Share	$18.49
Net Assets Consist of:
Capital stock	$1,253,248,010
Total distributable earnings (loss)	427,382,147
Net Assets	$1,680,630,157
See accompanying Notes to Financial Statements.

Multi-Asset
TIFF Multi-Asset Fund
Statement of Operations (Unaudited)
Six Months Ended June 30, 2021
Investment Income
Dividends (net of foreign withholding taxes of $559,753)	$8,045,780
Interest	483,422
Securities lending income	47,990
Total Investment Income	8,577,192
Expenses
Money manager fees	2,959,966
Investment advisory fees	1,888,729
Fund administration and custody fees	808,728
Professional fees	231,421
Administrative fees	162,251
Chief Compliance Officer’s costs and Trustee’s fees	123,341
Miscellaneous fees and other	3,028
Total Operating Expenses	6,177,464
Dividends and interest on securities sold short	766,345
Broker fees on securities sold short	948,438
Total Expenses	7,892,247
Net Investment Income	684,945
Net Realized Gain (Loss) on:
Investments	105,470,786
Securities sold short	(30,390,974)
Swap contracts	45,180
Financial futures contracts	29,317,039
Forward currency contracts	(3,280,954)
Foreign currency-related transactions	290,661
Written options	543,693
Net Realized Gain from Investments, Derivatives, and Foreign Currencies	101,995,431
Net Change in Unrealized Appreciation (Depreciation) from:
Investments	53,597,233
Securities sold short	7,032,642
Swap contracts	(68,746)
Financial futures contracts	(573,486)
Forward currency contracts	2,096,764
Foreign currency-related transactions	(572,283)
Written options	(240,209)
Net Change in Unrealized Appreciation on Investments, Derivatives, and Foreign Currencies	61,271,915
Net Realized and Unrealized Gain on Investments, Derivatives, and Foreign Currencies	163,267,346
Net Increase in Net Assets Resulting from Operations	$163,952,291
See accompanying Notes to Financial Statements.

Multi-Asset
TIFF Multi-Asset Fund
Statements of Changes in Net Assets
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
Increase (Decrease) in Net Assets From Operations
Net investment income (loss)	$684,945	$(15,355,222)
Net realized gain from investments, derivatives, and foreign currencies	101,995,431	173,341,251
Net change in unrealized appreciation on investments, derivatives, and foreign currencies	61,271,915	83,885,188
Net Increase in Net Assets Resulting from Operations	163,952,291	241,871,217
Distributions
Distributions to shareholders	—	(13,987,772)
Decrease in Net Assets Resulting from Distributions	—	(13,987,772)
Capital Share Transactions
Proceeds from shares sold	31,297,408	35,832,116
Proceeds from distributions reinvested	—	13,051,289
Entry/exit fees	205,185	2,952,739
Cost of shares redeemed	(77,997,085)	(629,500,806)
Net Decrease From Capital Share Transactions	(46,494,492)	(577,664,662)
Total Increase (Decrease) in Net Assets	117,457,799	(349,781,217)
Net Assets
Beginning of period	1,563,172,358	1,912,953,575
End of period	$1,680,630,157	$1,563,172,358
Capital Share Transactions (in shares)
Shares sold	1,743,609	2,355,622
Shares reinvested	—	781,047
Shares redeemed	(4,355,164)	(44,094,473)
Net Decrease	(2,611,555)	(40,957,804)
See accompanying Notes to Financial Statements.

Multi-Asset
TIFF Multi-Asset Fund
Statement of Cash Flows
Period Ended June 30, 2021
Cash flows provided by (used in) operating activities
Net increase (decrease) in net assets from operations	$163,952,291
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities:
Investments purchased	(662,822,267)
Investments sold	791,486,526
Purchases to cover securities sold short	(176,645,225)
Securities sold short	125,033,996
(Purchase)/Sale of short term investments, net	(61,130,337)
Amortization (accretion) of discount and premium, net	159,816
Net change in unrealized (appreciation) depreciation on forward currency contracts	(2,096,764)
Net change in unrealized (appreciation) depreciation on swap contracts	68,746
(Increase)/decrease in deposit with brokers for securities sold short	29,754,701
(Increase)/decrease in deposits with broker for forward currency contracts	(2,040,000)
(Increase)/decrease in deposits with broker for options contracts	1,761,073
(Increase)/decrease in deposits with broker for swap contracts	587,940
(Increase)/decrease in deposits with brokers	5,957,230
(Increase)/decrease in advance purchase of investments	10,000,000
(Increase)/decrease in due from broker for futures variation margin	(823,542)
(Increase)/decrease in receivable for dividends and tax reclaims	(7,585)
(Increase)/decrease in interest receivable	49,488
(Increase)/decrease in securities lending income receivable	(21,871)
(Increase)/decrease in prepaid expenses	72,709
Increase/(decrease) in due to broker for futures variation margin	1,090,203
Increase/(decrease) in payable for foreign currencies sold short	(11,525)
Increase/(decrease) in payable for money manager fees	(13,544,223)
Increase/(decrease) in payable for fund administration and custody fees	(148,092)
Increase/(decrease) in payable for investment advisory and administrative fees	46,728
Increase/(decrease) in payable for dividends and interest for securities sold short	(104,828)
Increase/(decrease) in payable for Trustee’s fees	(2,287)
Increase/(decrease) in other accrued expenses and other liabilities	(52,896)
Increase/(decrease) in premiums received on written options, net	(435,133)
Net realized (gain) loss from investments	(105,470,786)
Net realized (gain) loss from securities sold short	30,390,974
Net realized (gain) loss from foreign currency-related transactions	(290,661)
Net change in unrealized (appreciation) depreciation on investments	(53,597,233)
Net change in unrealized (appreciation) depreciation on securities sold short	(7,032,642)
Net change in unrealized (appreciation) depreciation on foreign currency-related transactions	572,283
Net change in unrealized (appreciation) depreciation on written options	240,209
Net cash provided by (used in) operating activities	74,947,016
Cash flows provided by (used in) financing activities
Proceeds from shares sold	31,297,408
Payment for shares redeemed	(78,477,662)
Increase (decrease) in cash overdraft	(33,174,652)
Net cash provided by (used in) financing activities	(80,354,906)
Effect of exchange rate changes on cash	(281,622)
Net increase (decrease) in cash	(5,689,512)
Cash at beginning of period	17,753,048
Cash at end of period	$12,063,536
Interest Paid:	$2,779
See accompanying Notes to Financial Statements.

Multi-Asset
TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)	June 30, 2021
1.   Organization
TIFF Investment Program (“TIP”) is a no-load, open-end management investment company that seeks to improve the net investment returns of its members. TIP was originally incorporated under Maryland law on December 23, 1993, and was reorganized, effective December 16, 2014, as a Delaware statutory trust. As of June 30, 2021, TIP consisted of one mutual fund, TIFF Multi-Asset Fund (“MAF” or the “fund”) which is diversified, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). The financial statements and notes presented here relate only to MAF.
Investment Objective
The fund’s investment objective is to attain a growing stream of current income and appreciation of principal that at least offset inflation.
2.   Summary of Significant Accounting Policies
The fund operates as a diversified investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services — Investment Companies.
The preparation of financial statements in conformity with US generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the reported amounts of increases and decreases in net assets from operations during the reported period, and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from these estimates.
Valuation of Investments
Fair value is defined as the price that the fund could reasonably expect to receive upon selling an asset or pay to transfer a liability in a timely transaction to an independent buyer in the principal or most advantageous market for the asset or liability, respectively. A three-tier fair value hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier fair value hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical assets and liabilities
Level 2 — other significant observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of assets and liabilities)
The fund has established a pricing hierarchy to determine the order of pricing sources utilized in valuing its portfolio holdings. The pricing hierarchy has been approved by the TIP board of trustees (the “board”).
Generally, the following valuation policies are applied to securities for which market quotations are readily available. Securities listed on a securities exchange or traded on the National Association of Securities Dealers Automated Quotations (“NASDAQ”) for which market quotations are readily available are valued at their last quoted sales price on the principal exchange on which they are traded or at the NASDAQ official closing price, respectively, on the valuation date or, if there is no such reported sale on the valuation date, at the most recently quoted bid price, or asked price in the case of securities sold short. The fund employs an international fair value pricing model using other observable market-based inputs to adjust prices to reflect events affecting the values of certain portfolio securities that occur between the close of trading on the principal market for such securities (foreign exchanges and OTC markets) and the time at which the net asset value of the fund is determined. If the TIP Valuation Committee believes that a particular event would materially affect net asset value, further adjustment is considered. Securities which use the international pricing model are typically categorized as Level 2 for the fair value hierarchy and securities that do not use the international pricing model are typically categorized as Level 1.

Multi-Asset
TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)	June 30, 2021
Debt securities are valued at prices that reflect broker/dealer-supplied valuations or are obtained from independent pricing services, which consider such factors as security prices, yields, maturities, and ratings, and are deemed representative of market values at the close of the market. Debt securities valuations are typically categorized as Level 2 for the fair value hierarchy.
Over-the-counter (“OTC”) stocks not quoted on NASDAQ and foreign stocks that are traded OTC are normally valued at prices supplied by independent pricing services if those prices are deemed representative of market values at the close of the first session of the New York Stock Exchange and are typically categorized as Level 2 in the valuation hierarchy.
Short-term debt securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value, and short-term debt securities having a remaining maturity of greater than 60 days are valued at their market value. Short-term debt securities, which include repurchase agreements and US Treasury Bills, are typically categorized as Level 2 in the fair value hierarchy.
Exchange-traded option contracts are valued at the last quoted sales price or, if there were no sales that day for a particular position, at the closing bid price (closing ask price in the case of open written option contracts). Future contracts are valued at the last posted settlement price or, if there were no sales that day for a particular position, at the closing bid price (closing ask price in the case of open short futures contracts). OTC open options contracts are normally valued at prices supplied by independent pricing services if those prices are deemed representative of market values at the close of the actively quoted markets. Exchange-traded contracts are typically categorized as Level 1 in the fair value hierarchy and OTC contracts are typically categorized as Level 2 in the fair value hierarchy.
Forward foreign currency contracts are valued at their respective fair market values and are typically categorized as Level 2 in the fair value hierarchy.
Investments in other open-end funds or trusts are valued at their closing net asset value per share on valuation date, which represents their redeemable value and are typically categorized as Level 1 in the fair value hierarchy.
MAF invests in total return equity swaps with Morgan Stanley Capital Services LLC as the counterparty and a total return equity index swap with Goldman Sachs International. These total return swaps are valued at the last traded price of the reference entity net of interest and are typically categorized as Level 2 in the fair value hierarchy.
MAF invests in private investment funds that pursue certain alternative investment strategies. Private investment fund interests held by MAF are generally securities for which market quotations are not readily available. Rather, such interests generally can be sold back to the private investment fund only at specified intervals or on specified dates. The board has approved valuation procedures pursuant to which MAF values its interests in private investment funds at “fair value.” MAF determines the fair value of that private investment fund based on the most recent estimated value provided by the management of the private investment fund, as well as any other relevant information reasonably available at the time MAF values its portfolio including, for example, total returns of indices or exchange-traded funds that track markets to which the private investment fund may be exposed. The fair values of the private investment funds are based on available information and do not necessarily represent the amounts that might ultimately be realized, which depend on future circumstances and cannot be reasonably determined until the investment is actually liquidated. Fair value is intended to represent a good faith approximation of the amount that MAF could reasonably expect to receive from the private investment fund if MAF’s interest in the private investment fund was sold at the time of valuation, based on information reasonably available at the time valuation is made and that MAF believes is reliable. Private investment fund valuations are categorized as Level 3 in the valuation hierarchy.
Investment Transactions and Investment Income
Securities transactions are recorded on the trade date (the date on which the buy or sell order is executed) for financial reporting purposes. Interest income and expenses are recorded on an accrual basis. The fund accretes discounts or amortizes premiums using the yield-to-maturity method on a daily basis, except for mortgage-backed securities that record paydowns. The fund recognizes paydown gains and losses for such securities and reflects them in investment income. Inflation (deflation) adjustments on inflation-protected securities are included in interest income. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the fund, using reasonable diligence, becomes aware of such dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. The fund uses the specific identification method for determining realized gain or loss on sales of securities and foreign currency transactions.

Multi-Asset
TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)	June 30, 2021
Income Taxes
There is no provision for federal income or excise tax since the fund has elected to be taxed as a regulated investment company (“RIC”) and intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to RICs and to distribute substantially all of its taxable income. The fund may be subject to foreign taxes on income, gains on investments, or currency repatriation. The fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned and gains are recognized.
The fund evaluates tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authorities. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as tax benefits or expenses in the current year. Management has analyzed the fund’s tax positions taken or to be taken on federal income tax returns for all open tax years (tax years ended December 31, 2017 − December 31, 2020), and has concluded that no provision for federal income tax is required in the fund’s financial statements.
Expenses
Expenses directly attributable to MAF are charged to the fund’s operations; expenses that are applicable to all TIP funds were allocated based on the relative average daily net assets of each TIP fund.
Dividends to Members
It is the fund’s policy to declare dividends from net investment income quarterly and distributions from capital gains at least annually.
Dividends from net short-term capital gains and net long-term capital gains of the fund, if any, are normally declared and paid in December, but the fund may make distributions on a more frequent basis in accordance with the distribution requirements of the Code. To the extent that a net realized capital gain could be reduced by a capital loss carryover, such gain will not be distributed. Dividends and distributions are recorded on the ex-dividend date.
Foreign Currency Translation
The books and records of the fund are maintained in US dollars. Foreign currency amounts are translated into US dollars on the following basis:
(i)
the foreign currency value of investments and other assets and liabilities denominated in foreign currency are translated into US dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date;

(ii)
purchases and sales of investments, income, and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

The resulting net realized and unrealized foreign currency gain or loss is included in the Statement of Operations.
The fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of securities. Accordingly, such foreign currency gain (loss) is included in net realized and unrealized gain (loss) on investments. However, the fund does isolate the effect of fluctuations in foreign exchange rates when determining the gain or loss upon the sale or maturity of foreign-currency denominated debt obligations pursuant to US federal income tax regulations; such an amount is categorized as foreign currency gain or loss for income tax reporting purposes.
Net realized gains and losses from foreign currency-related transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of net investment income accrued and the US dollar amount actually received.
Net Asset Value
The net asset value per share is calculated on a daily basis by dividing the assets of the fund, less its liabilities, by the number of outstanding shares of the fund.

Multi-Asset
TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)	June 30, 2021
3.   Investment Valuation and Fair Value Measurements
The following is a summary of the inputs used as of June 30, 2021 in valuing the fund’s assets and liabilities carried at fair value:
TIFF Multi-Asset Fund
Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*+	$644,570,727	$392,849,762	$251,262	$1,037,671,751
Participation Notes	—	8,889,111	—	8,889,111
Structured Notes	—	—	250,640	250,640
Rights	—	312,368	—	312,368
Warrants	496,210	—	669,627	1,165,837
Convertible Bonds	—	384,468	—	384,468
US Treasury Bonds/Notes	—	83,374,080	—	83,374,080
Exchange-Traded Funds and Mutual Funds	77,796,909	—	—	77,796,909
Private Investment Funds	—	—	240,553,141	240,553,141
Publicly Traded Limited Partnerships	1,340,165	—	—	1,340,165
Preferred Stocks*	216,824	1,881,996	185,713	2,284,533
Purchased Options	590,527	—	—	590,527
Disputed Claims Receipt+	—	—	—	—
Short-Term Investments	—	282,465,862	—	282,465,862
Unaffiliated Investment Company	7,856,789	—	—	7,856,789
Total Investments in Securities	732,868,151	770,157,647	241,910,383	1,744,936,181
Financial Futures Contracts – Interest Rate Risk	146,615	—	—	146,615
Financial Futures Contracts – Equity Risk	1,166,374	—	—	1,166,374
Financial Futures Contracts – Foreign Currency Risk	7,312	—	—	7,312
Forward Currency Contracts – Foreign Currency Risk	—	377,809	—	377,809
Total Other Financial Instruments	1,320,301	377,809	—	1,698,110
Total Assets	$734,188,452	$770,535,456	$241,910,383	$1,746,634,291

Liabilities
Common Stocks Sold Short*	(57,678,953)	(21,003,033)	—	(78,681,986)
Publicly Traded Limited Partnerships	(471,426)	—	—	(471,426)
Total Securities Sold Short	(58,150,379)	(21,003,033)	—	(79,153,412)
Financial Futures Contracts – Equity Risk	(1,823,411)	—	—	(1,823,411)
Forward Currency Contracts – Foreign Currency Risk	—	(4,824,935)	—	(4,824,935)
Total Return Equity Index Swap Contracts – Equity Risk	—	(317,389)	—	(317,389)
Written Options – Equity Risk	(32,322)	—	—	(32,322)
Total Other Financial Instruments	(1,855,733)	(5,142,324)	—	(6,998,057)
Total Liabilities	$(60,006,112)	$(26,145,357)	$—	$(86,151,469)

*
Securities categorized as Level 2 primarily include listed foreign equities whose value has been adjusted with factors to reflect changes to foreign markets after market close.

+
There are securities in this category that have a market value of zero and are categorized as Level 3.

During the period ended June 30, 2021, there were no significant transfers to or from Level 3 investments.

Multi-Asset
TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)	June 30, 2021
The following is a reconciliation of investments in securities for which significant unobservable inputs (Level 3) were used in determining value:
Investments in Securities	Balance as of December 31, 2020	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of June 30, 2021	Net Change in Unrealized Appreciation (Depreciation) from Investments still heldas of 06/30/21 forthe period ended 06/30/21
Common Stocks*	$106,701	$—	$39,386	$105,175	$—	$—	$—	$251,262	$39,386
Structured Notes	244,085	—	6,555	—	—	—	—	250,640	6,555
Warrants	1,266,230	693,797	(617,346)	147,000	(811,311)	—	(8,743)	669,627	79,557
Private Investment Funds	190,391,838	48,877	10,473,973	40,000,000	(361,547)	—	—	240,553,141	10,473,973
Preferred Stocks	185,713	—	—	—	—	—	—	185,713	—
Disputed Claims Receipt*	—	—	—	—	—	—	—	—	—
Total	$192,194,567	$742,674	$9,902,568	$40,252,175	$(1,172,858)	$—	$(8,743)	$241,910,383	$10,599,471

*
There are securities categorized as Level 3 that have a market value of zero.

Securities designated as Level 3 in the fair value hierarchy are valued using methodologies and procedures established by the board, and the TIP Valuation Committee, which was established to serve as an agent of the board. Management is responsible for the execution of these valuation procedures. Transfers to/from, or additions to, Level 3 require a determination of the valuation methodology, including the use of unobservable inputs, by the TIP Valuation Committee.
The TIP Valuation Committee meets no less than quarterly to review the methodologies and significant unobservable inputs currently in use, and to adjust the pricing models as necessary. Any adjustments to the pricing models are documented in the minutes of the TIP Valuation Committee meetings, which are provided to the board on a quarterly basis.
The following is a summary of the procedures and significant unobservable inputs used in Level 3 investments:
Common Stocks, Structured Notes, Rights, Warrants, Preferred Stocks and Disputed Claims Receipt.   Securities for which market quotations are not readily available or for which available prices are deemed unreliable are valued at their fair value as determined in good faith under procedures established by the board. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. On a quarterly basis, the TIP Valuation Committee reviews the valuations in light of current information available about the issuer, security, or market trends to adjust the pricing models, if deemed necessary.
Private Investment Funds.   Private investment funds are valued at fair value using net asset values received on monthly statements, adjusted for the most recent estimated value or performance provided by the management of the private investment fund. In most cases, values are adjusted further by the total returns of indices or exchange-traded funds that track markets to which the private investment fund is fully or partially exposed, as determined by the TIP Valuation Committee upon review of information provided by the private investment fund. On a quarterly basis, the TIP Valuation Committee compares the valuations as determined by the pricing models at each month-end during the quarter to statements provided by management of the private investment funds in order to recalibrate the market exposures, the indices, or exchange-traded funds used in the pricing models as necessary.

Multi-Asset
TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)	June 30, 2021
The valuation techniques and significant unobservable inputs used in recurring Level 3 fair value measurements of assets were as follows:
As of June 30, 2021	Fair Value	Valuation Methodology	Significant Unobservable Inputs	Range	Weighted Average*
Common Stock	$143,095	Last market price	Discount(%)	85% – 100%	85%
	78,010	Recent transaction price	Recent transaction price	$0.58	$0.58
	30,157	Black Scholes pricing model	Volatility	35.00%	35.00%
Structured Notes	250,640	Net present value of expected future dividends	Expected future dividends	$0.71 – $1.46	$0.93
Warrants	669,627	Black- Scholes pricing model	Volatility	35.00%	35.00%
Private Investment Funds	240,553,141	Adjusted net asset value	Manager estimated returns	(2.60)% – 5.90%	1.92%
			Market returns**	(7.68)% – 1.76%	(0.03)%
Preferred Stocks	185,713	Recent transaction price	Recent transaction price	$2.50	$2.50
Disputed Claims Receipt	—	Corporate Action Model	Future Claim Awards	0.00%	0.00%

*
Weighted by market value of investments as a percentage of the total market value of level 3 investments within each valuation methodology.

**
Weighted by estimated exposure to chosen indices, exchange-traded funds, other marketable securities or other proxy.

The following are descriptions of the measurement uncertainty of the Level 3 recurring fair value measurements to changes in the significant unobservable inputs presented in the table above:
Common Stocks, Structured Notes, Rights, Warrants, Preferred Stocks and Disputed Claims Receipt.   The chart above reflects the methodology and significant unobservable inputs of securities held at period ended June 30, 2021. The discounts or estimates for lack of marketability and estimate of future claims or dividends used to determine fair value may include other factors such as liquidity, volatility, or credit risk. An increase (decrease) in the discount or decrease (increase) estimate of future claims or dividends would result in a lower (higher) fair value measurement.
Private Investment Funds.   The range of manager estimates and market returns reflected in the above chart identify the range of estimates and returns used in valuing the private investment funds at period ended June 30, 2021. A significant increase (decrease) in the estimates received from the manager of the private investment funds would result in a significantly higher (lower) fair value measurement. A significant increase (decrease) in the market return weighted by estimated exposures to chosen indices would result in a significantly higher (lower) fair value measurement.
The table below details the fund’s ability to redeem from private investment funds that are classified as Level 3 assets. The private investment funds in this category generally impose a “lockup” or “gating” provision, which may restrict the timing, amount, or frequency of redemptions. All or a portion of the interests in these privately offered funds generally are deemed to be illiquid.
	Fair Value	Redemption Frequency	Redemption Notice Period
Multi-Strategy (a)	$39,577,462	daily (86)%	2 days
Long-Short Global Healthcare (b)	33,956,536	quarterly	45 days
Trend Following (c)	14,596,057	daily	2 days
Long-Short European (d)	19,018,340	monthly	60 days
Long-Short Global (e)	61,981,319	quarterly	60 days
Relative Value (f)	10,298,311	quarterly	30 days
China Credit (g)	15,691,209	monthly	45 days
Global Pre-Merger SPACs (h)	29,891,176	daily	7 days
Directional (i)	15,542,731	monthly	30 days
Total	$240,553,141

(a)
This strategy primarily comprises capital allocated to various strategies based on risk and return profiles. This strategy includes $5,727,650 of redemption residuals.

Multi-Asset
TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)	June 30, 2021
(b)
This strategy primarily comprises long and short positions in global healthcare securities.

(c)
This strategy primarily comprises long and short investments in commodity, equity index, currency, and fixed income futures, based on trailing price movements.

(d)
This strategy primarily comprises long and short positions in small and mid-cap European equities.

(e)
This strategy primarily comprises long and short positions in global common stocks.

(f)
This strategy primarily comprises long and short positions in US large-cap common stocks selected using artificial intelligence.

(g)
This strategy primarily comprises Chinese convertible bonds.

(h)
This strategy primarily comprises of investments in special purpose acquisition companies from initial public offering until deal combination announcement.

(i)
This strategy primarily comprises global futures, US equities, ETFS, and ADRs selected using quantitative analysis to predict likely short-term price changes.

4.   Derivative and Other Financial Instruments
During the period ended June 30, 2021, the fund invested in derivatives, such as but not limited to futures, currency forwards, purchased and written options, and total return equity swaps for hedging, liquidity, index exposure, and active management strategies. Derivatives are used for “hedging” when TIFF Advisory Services, Inc. (“TAS”) or a money manager seeks to protect the fund’s investments from a decline in value. Derivative strategies are also used when TAS or a money manager seeks to increase liquidity, implement a cash management strategy, invest in a particular stock, bond or segment of the market in a more efficient or less expensive way, modify the effective duration of the fund’s portfolio investments and/or for purposes of total return. Depending on the purpose for which the derivative instruments are being used, the successful use of derivative instruments may depend on, among other factors, TAS’s or the money manager’s general understanding of how derivative instruments act in relation to referenced securities or markets as well as on market conditions, all of which are out of the control of TAS or the money manager.
Cover for Strategies Using Derivative Instruments
Transactions using derivative instruments, including futures contracts, written options and swaps, expose the fund to an obligation to another party and may give rise to a form of leverage. It is the fund’s policy to segregate assets to cover derivative transactions that might be deemed to create leverage under Section 18 of the 1940 Act. In that regard, the fund will not enter into any such transactions unless it has covered such transactions by owning and segregating either (1) an offsetting (“covered”) position in securities, currencies, or other derivative instruments or (2) cash and/or liquid securities with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (1) above. When the fund is required to segregate cash or liquid securities, it will instruct its custodian as to which cash holdings or liquid assets are to be marked on the books of the fund or its custodian as segregated for purposes of Section 18 of the 1940 Act. The fund will monitor the amount of these segregated assets on a daily basis and will not enter into additional transactions that would require the segregation of cash or liquid securities unless the fund holds a sufficient amount of cash or liquid securities that can be segregated.
Financial Futures Contracts
The fund may use futures contracts, generally in one of three ways: (1) to gain exposures, both long and short, to the total returns of broad equity indices, globally; (2) to gain exposures, both long and short, to the returns of non-dollar currencies relative to the US dollar; and (3) to manage the duration of the fund’s fixed income holdings to targeted levels.
Futures contracts involve varying degrees of risk. Such risks include the imperfect correlation between the price of a derivative and that of the underlying security and the possibility of an illiquid secondary market for these securities. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instrument at a set price for delivery at a future date. At the time a futures contract is purchased or sold, the fund must allocate cash or securities as a deposit payment (“initial margin”). An outstanding futures contract is valued daily, and the payment in cash of “variation margin” will be required, a process known as “marking to the market.” Each day, the fund will be required to provide (or will be entitled to receive) variation margin in an amount equal to any decline (in the case of a long futures position) or increase (in the case of a short futures position) in the contract’s value since the preceding day. The daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities. When the contracts are closed, a realized gain or loss is recorded as net realized gain (loss) from financial futures contracts in the Statement of Operations, equal to the difference between the opening and closing values of the contracts.

Multi-Asset
TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)	June 30, 2021
US futures contracts have been designed by exchanges that have been designated as “contract markets” by the Commodity Futures Trading Commission and such contracts must be executed through a futures commission merchant or brokerage firm that is a member of the relevant contract market. Futures contracts may trade on a number of exchange markets, and through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange, thereby reducing the risk of counterparty default. Securities designated as collateral for market value on futures contracts are noted in the Schedule of Investments.
Swap Contracts
The fund may use swaps and generally uses them in the following ways: (1) to gain exposures, both long and short, to the total returns of broad equity indices; (2) to gain exposure, both long and short, to the total returns of individual equities and bonds; and (3) to gain long-term exposures to the total returns of selected investment strategies. While swaps falling into the first and third categories are often held for multiple quarters, if not years, swaps in the second category can at times be held for shorter time periods or adjusted frequently based on the managers’ evolving views of the expected risk/reward of the trade.
At the end of the period, the fund maintained a total return swap contract on a specific index in order to maintain certain exposures. During the period, the fund terminated its remaining total return equity swap contracts.
Generally, swap agreements are contracts between a fund and another party (the swap counterparty) involving the exchange of payments on specified terms over periods ranging from a few days to multiple years. A swap agreement may be negotiated bilaterally and traded OTC between the two parties (for an uncleared swap) or, in some instances, must be transacted through a Futures Commission Merchant and cleared through a clearinghouse that serves as a central counterparty (for a cleared swap). In a basic swap transaction, the fund agrees with the swap counterparty to exchange the returns (or differentials in rates of return) and/or cash flows earned or realized on a particular “notional amount” or value of predetermined underlying reference instruments. The notional amount is the set dollar or other value selected by the parties to use as the basis on which to calculate the obligations that the parties to a swap agreement have agreed to exchange. The parties typically do not actually exchange the notional amount. Instead they agree to exchange the returns that would be earned or realized if the notional amount were invested in given investments or at given interest rates. Examples of returns that may be exchanged in a swap agreement are those of a particular security, a particular fixed or variable interest rate, a particular non-US currency, or a “basket” of securities representing a particular index or portfolio of securities and other instruments. Swaps can also be based on credit and other events.
A fund will generally enter into swap agreements on a net basis, which means that the two payment streams that are to be made by the fund and its counterparty with respect to a particular swap agreement are netted out, with the fund receiving or paying, as the case may be, only the net difference in the two payments. The fund’s obligations (or rights) under a swap agreement that is entered into on a net basis will generally be the net amount to be paid or received under the agreement based on the relative values of the obligations of each party upon termination of the agreement or at set valuation dates. The fund will accrue its obligations under a swap agreement daily (offset by any amounts the counterparty owes the fund). If the swap agreement does not provide for that type of netting, the full amount of the fund’s obligations will be accrued on a daily basis.
Cleared swaps are subject to mandatory central clearing. Central clearing is designed to reduce counterparty credit risk and increase liquidity compared to bilateral swaps because central clearing interposes the central clearinghouse as the counterparty to each participant’s swap, but it does not eliminate those risks completely and may involve additional costs and risks not involved with uncleared swaps.
Upon entering into a swap agreement, the fund may be required to pledge to the swap counterparty an amount of cash and/or other assets equal to the total net amount (if any) that would be payable by the fund to the counterparty if the swap were terminated on the date in question, including any early termination payments. In certain circumstances, the fund may be required to pledge an additional amount, known as an independent amount, which is typically equal to a specified percentage of the notional amount of the trade. In some instances, the independent amount can be a significant percentage of the notional amount. Likewise, the counterparty may be required to pledge cash or other assets to cover its obligations to the fund, net of the independent amount, if any. However, the amount pledged may not always be equal to or more than the amount due to the other party. Therefore, if a counterparty defaults in its obligations to the fund, the amount pledged by the counterparty and available to the fund may not be sufficient to cover all the amounts due to the fund and the fund may sustain a loss. Other risks may apply if an independent amount has been posted.
The fund records a net receivable or payable for the amount expected to be received or paid in the period. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation (depreciation) on investments. The swap is valued at fair market value as determined by valuation models developed and approved in

Multi-Asset
TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)	June 30, 2021
accordance with the fund’s valuation procedures. In addition, the fund could be exposed to risk if the counterparties are unable to meet the terms of the contract or if the value of foreign currencies change unfavorably to the US dollar.
Options
The fund generally uses options to hedge a portion (but not all) of the downside risk in its long or short equity positions and also opportunistically to generate total returns. The fund may also engage in writing options, for example, to express a long view on a security. When writing a put option, the risk to the fund is equal to the notional value of the position.
Generally, an option is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy a specified security, currency or other instrument (an “underlying instrument”) from the writer of the option (in the case of a call option), or to sell a specified security, currency, or other instrument to the writer of the option (in the case of a put option) at a designated price during the term of the option or at the expiration date of the option. Put and call options that the fund purchases may be traded on a national securities exchange or in the OTC market. All option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation, thereby reducing the risk of counterparty default. There can be no assurance that a liquid secondary market will exist for any option purchased.
As the buyer of a call option, the fund has a right to buy the underlying instrument (e.g., a security) at the exercise price at any time during the option period (for American style options) or at the expiration date (for European style options). The fund may enter into closing sale transactions with respect to call options, exercise them, or permit them to expire unexercised. As the buyer of a put option, the fund has the right to sell the underlying instrument at the exercise price at any time during the option period (for American style options) or at the expiration date (for European style options). Like a call option, the fund may enter into closing sale transactions with respect to put options, exercise them or permit them to expire unexercised. When buying options, the fund’s potential loss is limited to the cost (premium plus transaction costs) of the option.
As the writer of a put option, the fund retains the risk of loss should the underlying instrument decline in value. If the value of the underlying instrument declines below the exercise price of the put option and the put option is exercised, the fund, as the writer of the put option, will be required to buy the instrument at the exercise price. The fund will incur a loss to the extent that the current market value of the underlying instrument is less than the exercise price of the put option net of the premium received by the fund for the sale of the put option. If a put option written by the fund expires unexercised, the fund will realize a gain in the amount of the premium received. As the writer of a put option, the fund may be required to pledge cash and/or other liquid assets at least equal to the value of the fund’s obligation under the written put.
The fund may write “covered” call options, meaning that the fund owns the underlying instrument that is subject to the call, or has cash and/or liquid securities with a value at all times sufficient to cover its potential obligations under the option. When the fund writes a covered call option covered by the underlying instrument that is subject to the call, the underlying instruments that are held by the fund and are subject to the call option will be earmarked as segregated on the books of the fund or the fund’s custodian. A fund will be unable to sell the underlying instruments that are subject to the written call option until it either effects a closing transaction with respect to the written call, or otherwise satisfies the conditions for release of the underlying instruments from segregation, for example, by segregating sufficient cash and/or liquid assets necessary to enable the fund to purchase the underlying instrument in the event the call option is exercised by the buyer.
When the fund writes an option, an amount equal to the premium received by the fund is included in the fund’s Statement of Assets and Liabilities as a liability and subsequently marked to market to reflect the current value of the option written. These contracts may also involve market risk in excess of the amounts stated in the Statement of Assets and Liabilities. In addition, the fund could be exposed to risk if the counter-parties are unable to meet the terms of the contract or if the value of foreign currencies change unfavorably to the US dollar. The current market value of a written option is the last sale price on the market on which it is principally traded. If the written option expires unexercised, the fund realizes a gain in the amount of the premium received. If the fund enters into a closing transaction, it recognizes a gain or loss, depending on whether the cost of the purchase is less than or greater than the premium received.
Forward Currency Contracts
At times, the fund enters into forward currency contracts to manage the foreign currency exchange risk to which it is subject in the normal course of pursuing international investment objectives. The primary objective of such transactions is to protect (hedge) against a decrease in the US dollar equivalent value of its foreign securities or the payments thereon that may result from an adverse change in foreign currency exchange rates in advance of pending transaction settlements.
A forward currency contract is an agreement between two parties to buy or sell a specific currency for another at a set price on a future date, which is individually negotiated and privately traded by currency traders and their customers in the interbank market. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked-to-market daily, and the change in value is recorded by the fund as an unrealized gain or loss.

Multi-Asset
TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)	June 30, 2021
The fund may either exchange the currencies specified at the maturity of a forward contract or, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting forward contract. Closing transactions with respect to forward contracts are usually performed with the counterparty to the original forward contract. The gain or loss arising from the difference between the US dollar cost of the original contract and the value of the foreign currency in US dollars upon closing a contract is included in net realized gain (loss) from forward currency contracts on the Statement of Operations. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the fund’s Statement of Assets and Liabilities. In addition, the fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the US dollar.
Forward currency contracts held by the fund are fully collateralized by other securities, as disclosed in the accompanying Schedule of Investments. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the corresponding forward currency contracts.
Short Selling
At times, the fund sells securities it does not own in anticipation of a decline in the market price of such securities or in order to hedge portfolio positions. The fund generally will borrow the security sold in order to make delivery to the buyer. Upon entering into a short position, the fund records the proceeds as a deposit with broker for securities sold short in its Statement of Assets and Liabilities and establishes an offsetting liability for the securities or foreign currencies sold under the short sale agreement. The fund is required to pledge cash or securities to the broker as collateral for the securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash collateral deposited at the fund’s custodian for the benefit of the broker is recorded as Deposits with broker for securities sold short on the Statements of Assets and Liabilities. Securities segregated as collateral are denoted on the Schedule of Investments. The liability is marked-to-market while it remains open to reflect the current settlement obligation. Until the security or currency is replaced, the fund is required to pay the lender any dividend or interest earned. Such payments are recorded as expenses to the fund. When a closing purchase is entered into by the fund, a gain or loss equal to the difference between the proceeds originally received and the purchase cost is recorded in the Statement of Operations.
In “short selling,” the fund sells borrowed securities or currencies which must at some date be repurchased and returned to the lender. If the market value of securities or currencies sold short increases, the fund may realize losses upon repurchase in amounts which may exceed the liability on the Statement of Assets and Liabilities. Further, in unusual circumstances, the fund may be unable to repurchase securities to close its short position except at prices significantly above those previously quoted in the market.
Derivative Disclosure
The fund is a party to agreements which include netting provisions or other similar arrangements. While the terms and conditions of these agreements may vary, all transactions under each such agreements constitute a single contractual relationship, and each party’s obligation to make any payments, deliveries, or other transfers in respect of any transaction under such agreement may be applied against the other party’s obligations under such agreement and netted. A default by a party in performance with respect to one transaction under such an agreement would give the other party the right to terminate all transactions under such agreement and calculate one net amount owed from the defaulting party to the other. The fund is required to disclose positions held at period-end that were entered into pursuant to agreements that allow the fund to net the counterparty’s obligations against those of the fund in the event of a default by the counterparty.
At June 30, 2021, the fund’s derivative assets and liabilities (by contract type) are as follows:
	Assets	Liabilities
Derivative Financial Instruments:
Purchased Options	$590,527	$—
Written Options	—	(32,322)
Total Return Equity Index Swap Contracts	—	(317,389)
Forward Contracts	377,809	(4,824,935)
Futures Contracts*	1,320,301	(1,823,411)
Total derivative assets and liabilities	2,288,637	(6,998,057)
Derivatives not subject to a netting provision or similar arrangement	1,910,828	(1,855,733)
Total assets and liabilities subject to a netting provision or similar arrangement	$377,809	$(5,142,324)

*
Includes appreciation (depreciation) on the date the contracts are opened through June 30, 2021. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Multi-Asset
TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)	June 30, 2021
The following table presents the fund’s derivative assets net of amounts available for offset under a netting provision or similar arrangement and net of the related collateral (excluding any independent amounts) received by the fund as of June 30, 2021:
Counterparty	Derivative Assets Subject to a Netting Provision or Similar Arrangement	Derivatives Available for Offset	Collateral Received	Net Amount
Forward Currency Contracts
Goldman Sachs International	$109,662	$(109,662)	$—	$—
Morgan Stanley Capital Services, Inc.	268,147	(99,641)	(168,506)	—
Total	$377,809	$(209,303)	$(168,506)	$—
The following table presents the fund’s derivative liabilities net of amounts available for offset under a netting provision or similar arrangement and net of the related collateral (excluding any independent amounts) pledged by the fund as of June 30, 2021:
Counterparty	Derivative Liabilities Subject to a Netting Provision or Similar Arrangement	Derivatives Available for Offset	Collateral Pledged*	Net Amount
Forward Currency Contracts
Barclays Bank plc	$(2,210,101)	$—	$2,200,000	$10,101
Goldman Sachs International	(2,515,193)	109,662	2,405,531	—
Morgan Stanley Capital Services, Inc.	(99,641)	99,641	—	—
Swaps Contracts
Goldman Sachs International	(317,389)	—	317,389	—
Total	$(5,142,324)	$209,303	$4,922,920	$10,101

*
Excess of collateral pledged to the individual counterparty may not be shown for financial reporting purposes.

The following tables provide quantitative disclosure about fair value amounts of and gains and losses on the fund’s derivative instruments grouped by contract type and primary risk exposure category as of June 30, 2021. These derivatives are not accounted for as hedging instruments.

Multi-Asset
TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)	June 30, 2021
The following table lists the fair values of the fund’s derivative holdings as of June 30, 2021, grouped by contract type and risk exposure category:
Derivative Type	Statement of Assets and Liability and Location	Foreign Currency Risk	Quarterly Average %*	Equity Risk	Quarterly Average %*	Interest Rate Risk	Quarterly Average %*	Total
Purchased Options	Investments in securities, at value	$—	—%	$590,527	0.05%	$—	—%	$590,527
Total Return Equity Index Swap Contracts	Unrealized appreciation on swap contracts	—	—%	—	0.03%	—	—%	—
Forward Currency Contracts	Unrealized appreciation on forward currency contracts	377,809	0.01%	—	—%	—	—%	377,809
Financial Futures Contracts	Due from broker for futures variation margin**	7,312	0.00%	1,166,374	0.09%	146,615	0.00%	1,320,301
Total Value — Assets		$385,121		$1,756,901		$146,615		$2,288,637
Written Options	Written option, at value	$—	—%	$(32,322)	0.01%	$—	—%	$(32,322)
Total Return Equity Index Swap Contracts	Unrealized depreciation on swap contracts	—	—%	(317,389)	0.01%	—	—%	(317,389)
Forward Currency Contracts	Unrealized depreciation on forward currency contracts	(4,824,935)	0.33%	—	—%	—	—%	(4,824,935)
Financial Futures Contracts	Due to broker for futures variation margin**	—	—%	(1,823,411)	0.07%	—	0.01%	(1,823,411)
Total Value — Liabilities		$(4,824,935)		$(2,173,122)		$—		$(6,998,057)

*
The Quarterly Average % is a representation of the volume of derivative activity. Quarterly Average % was calculated as follows: At each quarter end from and including December 31, 2020 to and including June 30, 2021, the absolute value of the applicable fair value amount was divided by net assets to derive a percentage of net assets for each quarter end. The Quarterly Average % amount represents the average of these three percentages.

**
Includes appreciation (depreciation) on the date the contracts are opened through June 30, 2021. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following table lists the amounts of gains or losses included in net increase in net assets resulting from operations for the period ended June 30, 2021, grouped by contract type and risk exposure category.
Derivative Type	Statement of Operations Location	Foreign Currency Risk	Equity Risk	Interest Rate Risk	Total
Realized Gain (Loss)
Purchased Options	Net realized gain (loss) on Investments	$—	$(4,750,147)	$—	$(4,750,147)
Written Options	Net realized gain (loss) on Written options	—	543,693	—	543,693
Swap Contracts	Net realized gain (loss) on Swaps contracts	—	45,180	—	45,180
Forward Currency Contracts	Net realized gain (loss) on Forward currency contracts	(3,280,954)	—	—	(3,280,954)
Financial Futures Contracts	Net realized gain (loss) on Financial futures contracts	—	30,055,496	(738,457)	29,317,039
Total Realized Gain (Loss)		$(3,280,954)	$25,894,222	$(738,457)	$21,874,811

Multi-Asset
TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)	June 30, 2021
The following table lists the change in unrealized appreciation (depreciation) included in net increase in net assets resulting from operations for the period ended June 30, 2021, grouped by contract type and risk exposure category.
Derivative Type	Statement of Operations Location	Foreign Currency Risk	Equity Risk	Interest Rate Risk	Total
Change in Appreciation (Depreciation)
Purchased Options	Net Change in Unrealized Appreciation (Depreciation) on Investments	$—	$3,659,648	$—	$3,659,648
Written Options	Net Change in Unrealized Appreciation (Depreciation) on Written options	—	(240,209)	—	(240,209)
Swap Contracts	Net Change in Unrealized Appreciation (Depreciation) on Swap contracts	—	(68,746)	—	(68,746)
Forward Currency Contracts	Net Change in Unrealized Appreciation (Depreciation) on Forward currency contracts	2,096,764	—	—	2,096,764
Financial Futures Contracts	Net Change in Unrealized Appreciation (Depreciation) on Financial futures contracts	7,312	(728,905)	148,107	(573,486)
Total Change in Appreciation (Depreciation)		$2,104,076	$2,621,788	$148,107	$4,873,971
5.   Investment Advisory Agreement, Money Manager Agreements, and Other Transactions with Affiliates
TIP’s board has approved an investment advisory agreement for the fund with TAS. The fund pays TAS a monthly fee calculated by applying the annual rates set forth below to the fund’s average daily net assets for the month:
Assets
On the first $1 billion	0.25%
On the next $1 billion	0.23%
On the next $1 billion	0.20%
On the remainder (> $3 billion)	0.18%
Fees for such services paid to TAS by the fund are reflected as investment advisory fees on the Statement of Operations. As of June 30, 2021, $351,346 remained payable and are included in investment advisory and administrative fees on the Statement of Assets and Liabilities.
TAS provides certain administrative services to the fund under a services agreement. For these services, the fund pays a monthly fee calculated by applying an annual rate of 0.02% to the fund’s average daily net assets for the month. Fees for such services paid to TAS by the fund are reflected as administrative fees on the Statement of Operations. As of June 30, 2021, $29,465 remained payable and are included in investment advisory and administrative fees on the Statement of Assets and Liabilities.
TIP has designated an employee of TAS as its Chief Compliance Officer. For these services provided to TIP, which include the monitoring of TIP’s compliance program pursuant to Rule 38a-1 under the 1940 Act, TIP reimburses TAS. MAF paid its pro rata portion of such costs based on its share of TIP’s net assets. The costs for such services paid to TAS by the fund were $101,784 for period ended June 30, 2021 and are included in Chief Compliance Officer’s costs and Trustee’s fees on the Statement of Operations. As of June 30, 2021, $35 remained payable and are included in Chief Compliance Officer’s costs and Trustee’s fees on the Statement of Assets and Liabilities.
TIP’s board, all of whom are considered “disinterested trustees” as defined in the 1940 Act, serve as volunteers and receive no fees or salary for their service as board members. The independent chair of the board received compensation of $21,557 from MAF for the period ended June 30, 2021 for service as independent chair. Fees paid for such services are included in Chief Compliance Officer’s costs and Trustee’s fees on the Statement of Operations. As of June 30, 2021, $9,523 remained payable and are included in Chief Compliance Officer’s costs and Trustee’s fees on the Statement of Assets and Liabilities.

Multi-Asset
TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)	June 30, 2021
TIP’s board has approved money manager agreements with each of the money managers. Certain money managers will receive fees based in whole or in part on performance of the money manager’s portfolio. Other money managers will receive management fees equal to a specified percentage per annum of the assets under management by such money manager with a single rate or on a descending scale. Money managers who provided services to the fund and their fee terms during the period ended June 30, 2021 were as follows:
Assets-Based Schedules [a] All paid Monthly
Money Manager/Strategy	Minimum	Maximum	Breakpoints
Amundi Pioneer Asset Management US, Inc. – Beta	0.02%	0.03%	YES
Fundsmith, LLP	0.90%	—	NO
Green Court Capital Management Limited	0.60%	0.90%	YES
Blended Asset-Based and Performance-Based Fee Schedules [b]
Asset-Based Portion – All Paid Monthly				Performance-Based Portion – All Paid Annually
Money Manager/Strategy	Minimum	Maximum	Breakpoints	Benchmark/Hurdle	Performance Fee	Performance Measurement Period	High Water Mark	Performance Fee Cap
AQR Capital Management – US	0.20%	—	NO	Russell 1000 Total Return Index (net)	14% (c)	Calendar Year	NO	NO
Deep Basin Capital LP (d) *	1.20%	1.325%	NO		16.25% (c)	Calendar Year	YES	NO
Keel Capital AB	1.30%	—	—		20% (c)	Calendar Year	YES	NO
Kopernik Global Investors, LLC	0.10%	—	NO	MSCI All Country World Index (net)	20% (c)	Calendar Year	NO	NO
Mission Value Partners, LLC	0.50%	0.75%	YES	36 month blended hurdle of avg monthly change in Consumer Price Index x 12 + spread of 4% for months prior to April 1, 2019 and a flat 4.5%-5.5% thereafter	10% (e)	Rolling 36 months	NO	1.00%
NewGen Asset Management Limited	1.50%	—	NO		10% (c)	Calendar Year	YES	NO
Strategy Capital, LLC	Blended rate between 0.48% and 0.10% (f)	0.75%	YES	S&P 500 Index (net)	10%-20% (c) (g)	Calendar Year	NO	NO
TB Alternative Assets Ltd	0.75%	—	NO	Blend: 50% MSCI China Index and 50% CSI 300 Index	15% (c)	Calendar Year	NO	NO

(a)
Fee schedules are based on assets under management, irrespective of performance. The fee rate is applied to average net assets.

(b)
The performance-based portion of the fee schedule is generally based on a specified percentage of the amount by which the return generated by the money manager’s portfolio exceeds the return of the portfolio’s benchmark or a specified percentage of the net appreciation of the manager’s portfolio over a hurdle, in certain cases subject to a high water mark, a performance fee cap, or the recovery of prior years’ losses, if any. Total returns are generally computed over rolling time periods of varying lengths and are in most cases determined gross of fund expenses and fees, except custodian transaction charges and, in certain cases, the asset-based fee and/or performance-based fee applicable to the money manager’s account.

(c)
Performance-based fees earned on excess return (portfolio over benchmark or high water mark) expressed as a percentage of ending net assets for the performance period.

(d)
Asset based fee rate is reduced over time as follows: 1.325% per annum on all assets from September 1, 2019 through August 31, 2020, 1.2% per annum on all assets thereafter unless if after September 1, 2021 the assets managed by in the Deep Basin long/short strategy exceed $750 million for two consecutive calendar quarters in which case the rate would be reduced to 1.125% per annum on all assets.

(e)
Performance-based fees earned on excess return (portfolio over benchmark) expressed as a percentage of average net assets.

(f)
Asset based fee minimum rate is a blended rate between 0.48% and 0.10% based on manager assets.

(g)
Performance fee rate based on average assets managed by Strategy Capital, LLC, excluding TIFF advised assets and assets of Strategy Capital, LLC and its affiliates.

*
Deep Basin Capital LP ceased managing assets for the fund as of March 2021.

Multi-Asset
TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)	June 30, 2021
Fees for such services paid to the individual money managers are reflected as money manager fees on the Statement of Operations. As of June 30, 2021, $846,219 remained payable and reflected as money manager fees on the Statement of Assets and Liabilities.
With respect to MAF’s investments in other registered investment companies, private investment funds, exchange-traded funds, and other acquired funds, MAF bears its ratable share of each such entity’s expenses, including its share of the management and performance fees, if any, charged by such entity through that entity’s NAV. MAF’s share of management and performance fees charged by such entities is in addition to fees paid by MAF to TAS and the money managers.
6.   Fund Administration and Custody Agreement
Pursuant to a series of agreements, State Street Bank and Trust Company (“State Street”) earns a fee for providing core fund administration, fund accounting, domestic custody, and transfer agent services. Fees paid for non-core services rendered by State Street include, but are not limited to, foreign custody and transactional fees, which are based upon assets of the fund and/or on transactions entered into by the fund during the period, and out-of-pocket expenses. Fees for such services paid to State Street by the fund are reflected as fund administration and custody fees on the Statement of Operations. As of June 30, 2021, $255,950 remained payable and reflected as fund administration and custody fees on the Statement of Assets and Liabilities.
7. Investment Transactions
Cost of investment securities purchased and proceeds from sales of investment securities, other than short-term investments, during the period ended June 30, 2021 were as follows:
	Purchases	Sales
Non-US Government Securities	$541,091,671	$582,472,493
US Government Securities	97,817,598	116,336,676
8.   Federal Tax Information
For federal income tax purposes, the cost of investments owned at June 30, 2021 has been estimated since the final tax characteristic cannot be determined until subsequent to fiscal year end.
Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Tax Cost of Investments
$403,841,527	$(164,084,039)	$239,757,488	$1,458,451,875
The difference between the tax cost of investments and the cost of investments for GAAP purposes is primarily due to the tax treatment of wash sale losses, mark to market on derivatives, mark to market on passive foreign investment companies, partnerships, and tax adjustments related to holding offsetting positions such as constructive sales and unsettled short positions.
Dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.
The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2021.
9.   Repurchase and Reverse Repurchase Agreements
The fund will engage in repurchase and reverse repurchase transactions under the terms of master repurchase agreements with parties approved by TAS or the relevant money manager.
In a repurchase agreement, the fund buys securities from a counterparty (e.g., typically a member bank of the Federal Reserve system or a securities firm that is a primary or reporting dealer in US Government securities) with the agreement that the counterparty will repurchase them at the same price plus interest at a later date. In certain instances, the fund may enter into repurchase agreements with one counterparty, but face another counterparty at settlement. Repurchase agreements may be characterized as loans secured by the underlying securities. Such transactions afford an opportunity for the fund to earn a return on available cash at minimal market risk, although the fund may be subject to various delays and risks of loss if the

Multi-Asset
TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)	June 30, 2021
counterparty becomes subject to a proceeding under the US Bankruptcy Code or is otherwise unable to meet its obligation to repurchase the securities. In transactions that are considered to be collateralized fully, the securities underlying a repurchase agreement will be marked to market every business day so that the value of such securities is at least equal to the repurchase price thereof, including accrued interest.
In a reverse repurchase agreement, the fund sells US Government securities and simultaneously agrees to repurchase them at an agreed-upon price and date. The difference between the amount the fund receives for the securities and the additional amount it pays on repurchase is deemed to be a payment of interest. Reverse repurchase agreements create leverage, a speculative factor, but will not be considered borrowings for the purposes of limitations on borrowings. When a fund enters into a reverse repurchase agreement, it must segregate on its or its custodian’s books cash and/or liquid securities in an amount equal to the amount of the fund’s obligation (cost) to repurchase the securities, including accrued interest.
The following table presents the fund’s repurchase agreements net of amounts available for offset and net of the related collateral received as of June 30, 2021:
Counterparty	Assets Subject to a Netting Provision or Similar Arrangement	Liabilities Available for Offset	Collateral Received*	Net Amount
Fixed Income Clearing Corp.	$242,466,080	$—	$(242,466,080)	$—
Total	$242,466,080	$—	$(242,466,080)	$—
* Excess of collateral received from the individual counterparty may not be shown for financial reporting purposes.
Please see Note 4, Derivatives and Other Financial Instruments, for further discussion of netting provisions and similar arrangements.
10.   Capital Share Transactions
While there are no sales commissions (loads) or 12b-1 fees, MAF currently assesses entry and exit fees on capital invested or redeemed. These fees, which are paid to the fund directly, not to TAS or other vendors supplying services to the fund, are designed, in part, to protect non-transacting members from bearing the transaction costs, including market impact, that may arise from a transacting member’s purchases, exchanges, and redemptions of MAF shares. These fees were originally designed to encourage investment only by members with a long-term investment horizon. Further, they were designed to discourage market timing or other inappropriate short-term trading by members. The entry and exit fees are assessed irrespective of the length of time a member’s shares are held. These fees are deducted from the amount invested or redeemed; they cannot be paid separately. Entry and exit fees may be waived at TAS’s discretion when the purchase or redemption will not result in significant transaction costs for the fund (e.g., for transactions involving in-kind purchases and redemptions). Such fees are retained by the fund and included in proceeds from shares sold or deducted from distributions for redemptions.
Based upon observed member purchase and redemption activity over many years, TAS and the TIP Board members determined that the entry and exit fees for MAF are no longer necessary to encourage investment only by members with a long-term investment horizon or to discourage market timing or other inappropriate short-term trading by members. Based upon the most current and future estimates of the transaction costs, including market impact, that may arise from transacting members’ purchases, exchanges, and redemptions of MAF shares, TIP fund management and the TIP Board have determined that it would be appropriate to lower the entry and exit fees for MAF from 0.50% to 0.35% and, eventually, to eliminate the entry and exit fees entirely. Effective as of October 1, 2020, the entry and exit fees for MAF were lowered from 0.50% to 0.35%. Further, effective as of January 1, 2022, the entry and exit fees for MAF will be eliminated entirely. Members should note that, while reduced entry fees of 0.35% for MAF will be assessed for the period beginning October 1, 2020 through December 31, 2021, such entry fees will not be deducted from the amounts invested by members. Rather, TAS will waive its advisory fees from MAF in an amount equal to the aggregate entry fees (but not exit fees) that are assessed for the period beginning October 1, 2020 through December 31, 2021. For the period ending June 30, 2021, the impact of this waiver was immaterial with 0.00% impact to the fund’s expense ratio.
Members of the fund have the ability to elect a systematic withdrawal plan option and can redeem up to 6% of the value of their account each fiscal year without paying the exit fee normally assessed on redemptions, subject to certain conditions. Members that elect to take the systematic withdrawal option enhancement will be required to reinvest their quarterly dividends and distributions.

Multi-Asset
TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)	June 30, 2021
11.   Securities Lending
The fund may engage in securities lending transactions in which the fund earns income by lending investment securities to certain approved borrowers. If the fund engages in securities lending, the fund will lend through State Street, acting as securities lending agent on behalf of the fund. The fund may lend securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. Under the current arrangement, State Street will manage the fund’s collateral in accordance with the securities lending agency agreement and will indemnify the fund against counterparty risk. The loans will be collateralized by cash and/or non-cash collateral. The value of the collateral must be at least 102% of the market value of the loaned securities that are U.S. equity securities and 105% of the market value of the loaned securities that are non-U.S. equity securities. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation. The fund further mitigates its counterparty risk by entering into securities lending transactions only with approved borrowers and with borrower default indemnification provided by the lending agent.
The fund invests cash collateral received in the State Street Navigator Securities Lending Government Money Market Portfolio (the “State Street Navigator fund”) and records a liability in the Statement of Assets and Liabilities for the return of the cash collateral, during the period the securities are on loan. The cash collateral invested by the fund is disclosed in the Schedule of Investments. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, net of rebates paid to borrowers, and is included on the Statement of Operations. During the term of the loan, the fund is entitled to receive interest and dividends on the securities loaned.
As of June 30, 2021, the fund had securities on loan with an aggregate market value of $41,574,696; the total market value of collateral posted was $42,883,533. The market value of the collateral posted included non-cash collateral, held in a segregated account for the benefit of the fund, in the form of U.S. Treasury securities, with a value of $35,026,744 and cash collateral, which was held by the fund and invested into the State Street Navigator fund, with a value of $7,856,789.
12.   Concentration of Risks
MAF may engage in transactions with counterparties, including but not limited to repurchase and reverse repurchase agreements, forward contracts, futures and options, and total return, credit default, interest rate, and currency swaps. The fund may be subject to various delays and risks of loss if the counterparty becomes insolvent or is otherwise unable to meet its obligations.
The fund engages multiple external money managers, each of which manages a portion of the fund’s assets. A multi-manager fund entails the risk, among others, that the advisor may not be able to (1) identify and retain money managers who achieve superior investment returns relative to similar investments; (2) combine money managers in the fund such that their investment styles are complementary; or (3) allocate cash among the money managers to enhance returns and reduce volatility or risk of loss relative to a fund with a single manager.
The fund invests in private investment funds that entail liquidity risk to the extent they are difficult to sell or convert to cash quickly at favorable prices.
The fund invests in fixed income securities issued by banks and other financial companies, the market values of which may change in response to interest rate fluctuations. Although the fund generally maintains a diversified portfolio, the ability of the issuers of the fund’s portfolio securities to meet their obligations may be affected by changing business and economic conditions in a specific industry, state, or region.
The fund invests in US Government securities. Because of the rising US Government debt burden, it is possible that the US Government may not be able to meet its financial obligations or that securities issued or backed by the US Government may experience credit downgrades. Such a credit event may adversely affect the financial markets.
The fund invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the US, a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.
The fund invests in small capitalization stocks. These investments may entail different risks than larger capitalizations stocks, including potentially lesser degrees of liquidity.
The fund may engage in short sales in which it sells a security it does not own. To complete such a transaction, the fund must borrow or otherwise obtain the security to make delivery to the buyer. The fund then is obligated to replace the borrowed security by purchasing the security at the market price at the time of replacement. The price at such time may be more or less

Multi-Asset
TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)	June 30, 2021
than the price at which the security was sold by the fund. The fund’s investment performance will suffer if a security that it has sold short appreciates in value.
13.   Indemnifications
In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.
14.   Subsequent Events
Management has evaluated the possibility of subsequent events and has determined that there are no material events that would require disclosure.

Multi-Asset
TIFF Multi-Asset Fund	June 30, 2021
Additional Information (Unaudited)
Proxy Voting Policy and Voting Record
A description of the policies and procedures that TIP uses to determine how to vote proxies relating to portfolio securities is available at https://www.tipfunds.org/files/proxy_voting/Proxy_Voting_Policy.pdf and without charge, upon request, by calling 800-984-0084. This information is also available on the website of the US Securities and Exchange Commission (“SEC”) at http://www.sec.gov. Information regarding how the funds voted proxies relating to portfolio securities during the most recent 12-month year ended June 30 is also available on the websites noted above and without charge, upon request, by calling 800-984-0084.
Quarterly Reporting
TIP files its complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. TIP’s Form N-PORT report is available on the website of the SEC at http://www.sec.gov.
Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, TIP has adopted a liquidity risk management program. Dr. Oliver Bardon has been designated by the Board to administer TIP’s liquidity risk management program. The program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
In March 2021, Dr. Bardon provided the Board with a report addressing the operation of the program and assessing its adequacy and effectiveness of implementation for the 2020 calendar year. Dr. Bardon noted in his report that there had not been any market- or industry-wide developments, or any changes to the Funds’ operations or other Fund-specific circumstances (including unusual redemption patterns), during the period 12/31/19 through 12/31/20 that altered the liquidity risk profile for either Fund. Dr. Bardon also noted that he has added two additional analyses to determine assumed redemption size. Dr. Bardon considers the largest historical redemption, analysis of the remaining shareholder base, and the previous statistical analysis of more conservative total redemption history and considers the greatest of those results to be the assumed redemption size. Dr. Bardon has also updated his consideration of reasonably anticipated trade size (“RATS”) to represent assumed redemption size adjusted for a max illiquid portfolio of 15%. Dr. Bardon concluded in his report that the program is reasonably designed to assess and manage each Fund’s liquidity risk.
Based upon Dr. Bardon’s report to the Board, the Funds’ liquidity risk management program supported each Fund’s ability to honor redemption requests timely over the past year, including during periods of market volatility and net redemptions. The program operated adequately and as expected over the past year and the implementation of the program was effective in managing each Fund’s liquidity risk.
There can be no assurance that the Funds’ liquidity risk management program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Multi-Asset
TIFF Multi-Asset Fund	June 30, 2021
Approval of Money Manager Agreements (Unaudited)
During a meeting held on June 29-30, 2021, the Board of Trustees of TIFF Investment Program (“TIP”), all of whom are not “interested persons” of TIP (the “Board” or “Trustees”), as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”), conducted its annual review (the “Annual Review”) of the investment advisory agreement between TIFF Multi-Asset Fund (“Multi-Asset Fund” or “MAF”) and TIFF Advisory Services, Inc. (“TAS”) (the “Investment Advisory Agreement”), the investment advisor to Multi-Asset Fund, as well as the money manager agreements between Multi-Asset Fund and its money managers (as sub-advisors) (“Money Manager Agreements”)1. The Investment Advisory Agreement and the Money Manager Agreements are collectively referred to herein as “Advisory Agreements,” and Multi-Asset Fund may be referred to individually as the “Fund.”
Consideration of the Advisory Agreements at the Annual Review
With respect to its consideration of this matter, the Board requested and received information from TAS and the money managers in advance of the meeting, which the Trustees reviewed separately in executive sessions with their independent legal counsel at the meeting. The materials provided included information regarding personnel and services, investment process and strategies, portfolio management, fees and expenses, performance, and, with respect to TAS, its profitability and process to select, monitor and oversee the money managers. Information about brokerage practices was also supplied, including allocation methodologies, best execution, commission rates, and soft dollar arrangements. Information with respect to compliance, administration, and risk management was supplied, such as information on TAS’s and the money managers’ compliance programs, including codes of ethics and business continuity procedures, as well as information concerning any material violations of such programs, chief compliance officer backgrounds, disclosure about regulatory examinations or other inquiries, and litigation proceedings affecting TAS or the money managers.
In addition, the Board considered the following: (1) a memorandum from the Board’s independent legal counsel setting forth the Board’s fiduciary duties and responsibilities under the 1940 Act and applicable state law and the factors the Board should consider in its evaluation of the Advisory Agreements; (2) responses submitted by TAS and each money manager to questionnaires prepared by the Board’s independent legal counsel requesting information necessary for the Trustees’ evaluation of the Advisory Agreements; (3) a report prepared by Broadridge, an independent provider of investment company data, comparing the performance of the Fund to the performance of its applicable peer groups, and comparing the Fund’s advisory fees and total expenses to those of its respective peer groups; (4) additional information from TAS regarding the fees charged by TAS to the Fund and to certain other private funds managed by TAS; (5) a report detailing MAF assets under management, effective fee rates and fees paid to each money manager in 2020, and similar information for TAS; (6) a report of the ten brokers receiving the highest aggregate brokerage commissions by manager for the year ended December 31, 2020; (7) certain financial information about TAS, including its audited financial statements for the year ended December 31, 2020; and (8) the direct and indirect benefits that accrue to TAS and its affiliates, and to the money managers, from their relationships with Multi-Asset Fund, which include fees paid to TAS by Multi-Asset Fund for TAS to perform certain administrative and other services for Multi-Asset Fund.
While attention was given to all information furnished, the following discusses the primary factors relevant to the Board’s decisions. In each case, the Board concluded that Multi-Asset Fund’s performance was acceptable and that the Fund’s advisory fees and total expenses were reasonable in light of the quality and nature of services provided.
Nature, Extent, and Quality of Services
The Board considered a number of factors in evaluating TAS and the money managers in connection with the Annual Review. The Board noted that it receives information at regular meetings throughout the year related to the services rendered by TAS and the money managers, as well as Multi-Asset Fund’s performance, expenses, and compliance information. It also noted that it receives information between regular meetings as the need arises. The Board’s evaluation of the services provided by TAS and the money managers took into account the Trustees’ knowledge and familiarity gained as Board members, including the scope and quality of TAS’s investment management capabilities in selecting money managers, allocating Fund assets across money managers and asset classes, managing certain asset types in-house (e.g., Treasuries, futures contracts, swaps, and other instruments), and its compliance responsibilities.
The Board also considered each money manager’s skills and experience in managing the underlying portfolios given the amount of assets and particular universe of asset types available to the manager, its trading acumen, its performance tendencies in various market cycles, and its process for risk monitoring and management. The Board considered reports from

1 The money managers that the Board considered for renewal are: Amundi Pioneer Asset Management US, Inc.; AQR Capital Management, LLC; Fundsmith, LLP; Green Court Capital Management Limited; Keel Capital AB; Kopernik Global Investors, LLC; Mission Value Partners, LLC; NewGen Asset Management Limited; Strategy Capital, LLC; and TB Alternative Assets Ltd.

Multi-Asset
TIFF Multi-Asset Fund	June 30, 2021
TAS regarding the operations of certain money managers, the performance and investment strategies of certain money managers in light of current market conditions, as well as the role that each money manager plays in Multi-Asset Fund’s portfolio. The Board concluded that, overall, it was satisfied with the nature, extent, and quality of the services provided under the Advisory Agreements by TAS and each of the money managers.
Profitability
In addition, the Board considered the profitability of TAS as the investment advisor and the likelihood that TAS would remain financially viable moving forward. The Board did not specifically consider the profitability of each money manager resulting from its relationship with Multi-Asset Fund because none of the money managers is affiliated with TAS or Multi-Asset Fund except by virtue of serving as a money manager, and the fees paid to each money manager by TIP were negotiated on an arm’s-length basis in a competitive marketplace.
TIFF Multi-Asset Fund Performance, Fees, and Expenses
Multi-Asset Fund operates on a “multi-manager” basis, which means that its assets are divided into multiple segments and those segments are managed by different investment management firms as money managers to such Fund. In addition, TAS manages a portion of Multi-Asset Fund’s assets directly and is also responsible for determining the appropriate manner in which to allocate assets among money managers. There is no pre-specified target allocation of assets to any particular money manager. Each money manager manages one or more segments of Multi-Asset Fund pursuant to a money manager agreement between the money manager and TIP, on behalf of Multi-Asset Fund. Multi-Asset Fund also invests a portion of its assets in other investment funds (which are sometimes referred to as “underlying funds” or “acquired funds”), such as exchange-traded funds, open-end mutual funds, and private investment funds, such as hedge funds. As an investor in an acquired fund, Multi-Asset Fund bears its ratable share of expenses, including advisory and administration fees and other fees, of the acquired fund. Such fees and expenses are referred to as “underlying fund expenses” and represent the approximate fees and expenses indirectly incurred by Multi-Asset Fund as a result of its investments in acquired funds.
Money Managers Under Consideration and Performance Benchmarks Reviewed:
Amundi Pioneer Asset Management US, Inc.
Bloomberg Barclays US Government Inflation-Linked Bond Index (US Treasury obligations, including TIPS, mandate)
AQR Capital Management, LLC
Russell 1000
Fundsmith, LLP
MSCI World Index
Green Court Capital Management Limited
CSI 300 Index
Keel Capital AB
HFRI Equity Hedge
Kopernik Global Investors, LLC
MSCI All Country World Index
Mission Value Partners, LLC
US CPI Urban Consumers Index plus a specified spread
70% MSCI Japan Index/30% MSCI World Index
NewGen Asset Management Limited
HFRI Equity Hedge
Strategy Capital, LLC
S&P 500 Index
TB Alternative Assets Ltd.
50% MSCI China Index/50% CSI 300 Index
The Board reviewed various comparative data provided to it in connection with its consideration of the renewal of the Advisory Agreements, including, among other information, a comparison of Multi-Asset Fund’s total return with three self-selected benchmarks and with that of other mutual funds deemed to be in its peer group and peer universe by Broadridge.

Multi-Asset
TIFF Multi-Asset Fund	June 30, 2021
In particular, the Board reviewed Multi-Asset Fund’s performance against its benchmarks (the three self-selected benchmarks were the MAF Constructed Index, based on the normal allocation to each asset class, the 65/35 Mix2, and the Consumer Price Index (“CPI”) + 5% per annum), and a Broadridge peer universe. The Broadridge peer universe consisted of Multi-Asset Fund and all retail and institutional flexible portfolio funds as classified by Broadridge (the “Broadridge MAF peer universe”). The Board considered TAS’s implementation of Multi-Asset Fund’s investment strategy across multiple asset classes and money managers. Multi-Asset Fund’s returns exceeded the MAF Constructed Index for the one-, three-, five-, and ten-year periods ended March 31, 2021. Multi-Asset Fund’s returns exceeded the 65/35 Mix for the one-, three-and five-year periods ended March 31, 2021, and lagged the 65/35 Mix for the ten-year period ended March 31, 2021. Multi-Asset Fund’s returns exceeded the CPI + 5% benchmark for the one-, three-, five-, and ten-year periods ended March 31, 2021. Multi-Asset Fund’s returns exceeded the average of the Broadridge MAF peer universe for the one-, three- and five-year periods ended March 31, 2021, and lagged the Broadridge MAF peer universe for the ten-year period ended March 31, 2021.
The Board also reviewed the fees and expenses of Multi-Asset Fund against an expense peer group provided by Broadridge. This expense peer group (the “MAF expense peer group”) consisted of Multi-Asset Fund and eleven other institutional flexible portfolio funds as classified by Broadridge. The actual advisory fees of Multi-Asset Fund were above the median advisory fees of the MAF expense peer group for the latest fiscal year. The Trustees noted that MAF makes substantial use of performance-based fee arrangements with the money managers, which can lead to higher advisory fees when money managers perform well. The total expenses of Multi-Asset Fund, including the underlying fund expenses, exceeded the median of the MAF expense peer group for the latest fiscal year, and were above the median excluding underlying fund expenses. The Board noted that, because the acquired funds in which Multi-Asset Fund invests typically use performance-based fee arrangements, the underlying fund expenses will tend to be higher when the acquired funds perform well. Further, most of the other funds in the MAF expense peer group do not invest in acquired funds and, therefore, do not incur underlying fund expenses. The Board took into consideration management’s discussion of the acquired funds’ contributions to MAF’s overall performance and the role such funds play in MAF’s portfolio, as well as management’s view that these factors offset the higher fees and expenses resulting from such investments.
The Board reviewed and discussed TAS’s fee schedule and the fee schedules of the money managers, noting that each of the money managers had an asset-based fee arrangement or a fee arrangement which included a combination of both an asset-based fee and a performance-based fee. The Board assessed the extent to which Multi-Asset Fund enjoyed economies of scale resulting from the fee structures provided by each of the money managers, noting that certain money managers’ asset-based fee schedules did not include breakpoints, but their fee schedules were consistent with the fee schedules such managers had in place with, or offered to, other clients having substantially similar investment mandates. Further, with respect to those money managers that received performance-based fees, the Board felt that such fee schedules appropriately aligned the money managers’ interests with those of Multi-Asset Fund’s members. As part of its analysis, the Board also considered the fees charged by TAS to MAF and certain other private funds managed by TAS.
Additionally, the Board considered the direct and indirect benefits that accrue to certain money managers as a result of their use of brokerage commissions paid by MAF, with respect to portfolio transactions undertaken by such money managers, to obtain research products and services.
Results of Review of Advisory Agreements
After considering responses from TAS and each money manager to the questionnaire prepared on behalf of the Board and further discussion, the Board voted at the meeting to approve the continuance of the Investment Advisory Agreement and the Money Manager Agreements for another year with respect to Multi-Asset Fund. The Board based its evaluation on the material factors presented to it at the meeting and discussed herein, including: (1) the terms of the agreements; (2) the reasonableness of the advisory and money manager fees in light of the nature and quality of the advisory services provided and any additional benefits received by TAS or the money managers, as applicable, in connection with providing services to the Fund; (3) the nature, quality, and extent of the services performed by TAS and each of the money managers, as well as the cost to TAS of providing such services; (4) the contribution of each money manager toward the overall performance of Multi-Asset Fund; (5) the fees charged by TAS and each of the money managers; and (6) the overall organization and experience of TAS and each of the money managers.
Prior to a vote being taken to approve the continuance of the Investment Advisory Agreement and the Money Manager Agreements, the Trustees met separately in executive session to discuss the appropriateness of the agreements and other considerations. In their deliberations with respect to these matters, the Trustees were advised by their independent legal counsel. The Trustees weighed the foregoing matters in light of the advice given to them by their independent legal counsel as

2 The 65/35 Mix is comprised of 65% MSCI All Country World Index and 35% Barclays US Aggregate Bond Index.

Multi-Asset
TIFF Multi-Asset Fund	June 30, 2021
to the law applicable to the review of investment advisory contracts. The Trustees concluded that the Advisory Agreements were reasonable, fair, and in the best interests of Multi-Asset Fund, and that the fees set forth in the agreements were fair and reasonable. In reaching its conclusion to approve the continuance of the Investment Advisory Agreement and the Money Manager Agreements for another year, the Board did not single out any one factor or group of factors as being more important than the other factors, but considered all of these factors together with a view toward past and future long-term considerations.

Multi-Asset
TIFF Multi-Asset Fund	June 30, 2021
Index Descriptions
65/35 Mix, calculated by TAS, consists of 65% MSCI All Country World Index and 35% Bloomberg Barclays US Aggregate Bond Index. Weights are rebalanced by TAS at each month-end; those from July 1, 2009, through December 31, 2015, reflected quarter-end rebalancing.
Bloomberg Barclays US Aggregate Bond Index tracks the broad US bond market.
Bloomberg Barclays US Intermediate Treasury Index tracks Treasuries of 1- to 10-year maturities.
BofA Merrill Lynch US 6-Month Treasury Bill Index tracks the current 6-month US Treasury bill.
Consumer Price Index + 5% per annum is based on the Consumer Price Index-All Urban Consumers (CPI- U), a widely recognized measure of US inflation that represents changes in the prices paid by consumers for a representative basket of goods and services. CPI + 5% per annum was selected as the primary benchmark for TIFF Multi-Asset Fund because, in the opinion of TIP’s directors, it reflects the two-fold objectives of maintaining an endowment’s purchasing power (i.e., keeping pace with inflation) while complying with the 5% payout requirement to which most TIFF members are subject.
CSI 300 Index tracks 300 stocks traded in the Shanghai and Shenzhen stock exchanges.
MAF Constructed Index (CI) is a blended index now comprised of three broad investment categories, weighted according to policy norms, with each category assigned a benchmark selected by TAS. Effective January 1, 2021, the CI is comprised of the following investment categories and weights: equity-oriented assets (65%), diversifying strategies (hedge funds and other) (20%), and fixed income (including cash)(15%). The benchmarks for the investment categories are MSCI All Country World Index for equity, HFRI Fund of Funds Composite Index for diversifying strategies, and 2/3 Bloomberg Barclays US Intermediate Treasury Index and 1/3 BofA Merrill Lynch US 6-Month Treasury Bill Index for the fixed income category. Performance of the CI generated from July 1, 2009, through September 30, 2015, was reduced by 20 basis points (or 0.20%) per annum, prorated monthly. This reduction reflected an estimate of the costs of investing in the CI’s asset segments through index funds or other instruments. (One cannot invest directly in an index and unmanaged indices do not incur fees and expenses.) The reported performance of the CI would increase in the absence of a 20 basis point reduction. CI weights are rebalanced by TAS at each month-end; those from July 1, 2009, through December 31, 2015, reflected quarter-end rebalancing. Actual weights in MAF tend to vary over time. As of January 1, 2021, the diversifying strategies segment benchmark was changed from the Merril Lynch Factor Model to the HFRI Fund of Funds Composite Index. Historical performance for the CI is not adjusted when the composition of the CI changes. Therefore, past performance reflects the allocations, segment weights, and segment benchmarks that were in place at the time the performance was generated. TAS has changed the composition of the CI over time, including the most recent change (effective October 1, 2015) from a CI comprised of various asset segments to a CI comprised of three broad categories. In the past TAS has changed the CI policy norms (or weights), asset segments, and segment benchmarks. TAS’s on-going review of the CI may cause TAS to make additional changes in the future.
Merrill Lynch Factor Model (“MLFM”) is a model established by Merrill Lynch International that is designed to provide a high correlation to hedge fund beta, which is the component of the performance of a relatively diversified group of hedge funds comprising the HFRI Fund Weighted Composite Index (“HFRI”) that may be correlated to and replicated by non-hedge fund, transparent market measures such as the 6 factors that comprise the MLFM. (The HFRI is designed to reflect hedge fund industry performance through an equally weighted composite of over 2,000 constituent funds.) The MLFM implements an investment strategy intended to track the aggregated performance of the hedge fund universe with liquid, publicly traded components. Using a rules-based, discretion-free algorithm the MLFM allocates long and short exposures to the S&P 500 Total Return Index, the Russell 2000 Total Return Index, the MSCI EAFE US Dollar Net Total Return Index, the MSCI Emerging Markets US Dollar Net Total Return Index, the Euro currency (represented by the EUR-USD Spot Exchange Rate) and cash (represented by the one-month USD LIBOR). On a monthly basis the weights of the components are recalculated using a methodology designed to maximize correlation with the HFRI. Weightings for all of the factors may be negative, except with respect to the MSCI Emerging Markets US Dollar Net Total Return Index. The MLFM was launched in June 2006. The MLFM is not comprised of any hedge fund or group of hedge funds. There is no guarantee that the MLFM will successfully provide the risk/return characteristics of a broad universe of hedge funds, as measured by HFRI or any other hedge fund benchmark, or achieve a high correlation with the HFRI or with hedge fund beta generally. Performance differences between the MLFM and HFRI are expected to be material at times.
Source of MLFM: BofA Merrill Lynch, used with permission.
BofA Merrill Lynch is licensing the BofA Merrill Lynch indices “as is,” makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the BofA Merrill Lynch indices or any data included in, related to, or derived therefrom, assumes no liability in connection with their use, and does not sponsor, endorse, or

Multi-Asset
TIFF Multi-Asset Fund	June 30, 2021
recommend TIFF or any of its products or services.
HFRI Fund of Funds Composite Index is an equal-weighted index reporting returns (net of all fees) of participating hedge funds of funds. A fund of funds may allocate its assets to numerous managers within a single strategy, or to numerous managers in multiple strategies.
MSCI All Country World Index tracks large-capitalization stocks worldwide.
MSCI China Index tracks large and mid-cap segments of the China equity universe across China A shares, H shares, B shares, red chips, P chips, and foreign listings and is comprised of 700 constituents.
Russell 1000 Index tracks the largest 1,000 US companies.
S&P 500 Index (S&P 500 Total Return Index) includes 500 companies in leading industries of the US economy, capturing 75% coverage of US equities. The S&P 500 Index is maintained by the S&P Index Committee, based on published guidelines governing additions to and removal from the index. Criteria for index additions include US companies, market capitalization in excess of $4 billion, public float, financial viability, adequate liquidity and reasonable price, sector representation, and company type. Criteria for index removals include violating or no longer meeting one or more criteria for index inclusion.

Governance
Trustees and Principal Officers (Unaudited)
The board of TIP comprises experienced institutional investors, including current or former senior officers of leading endowments and foundations. Among the responsibilities of the board are approving the selection of the investment advisor and money managers for TIP; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees; and electing TIP officers.
Each trustee serves the fund until his or her termination, or until the trustee’s retirement, resignation, or death, or otherwise as specified in TIP’s Agreement and Declaration of Trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is 170 N. Radnor Chester Road, Suite 300, Radnor, PA, 19087.
The Statement of Additional Information has additional information regarding the board. A copy is available upon request without charge by calling 800-984-0084. This information is also available on the website of the SEC at http://www.sec.gov.
Independent Trustees
William F. McCalpin
Born 1957 Trustee since February 2008 Board Chair since 2008 1 fund overseen
Principal Occupation(s) During the Past Five Years:
Chief Operating Officer, muun chi LLC, an organic food business (July 2020 − present); Chair of the Board of Trustees of The Janus Henderson Funds (2008 – present); Trustee of The Janus Henderson Funds (2002 – present) (oversees 56 portfolios). Formerly, independent consultant; Managing Partner, Impact Investments, Athena Capital Advisors, LLC, an independent, registered advisor (2016 – 2019); Managing Director, Holos Consulting LLC, a consultant to foundations and non-profit organizations (2009 – 2016);
Other Directorships: F.B. Heron Foundation; Mutual Fund Directors Forum.

Craig R. Carnaroli
Born 1963 Trustee since January 2012 1 fund overseen
Principal Occupation(s) During the Past Five Years:
Executive Vice President, University of Pennsylvania (2000 – present).
Other Directorships: University City District; University City Science Center; Philadelphia Industrial Development Corp.; Greater Philadelphia Chamber of Commerce; The Connelly Foundation, a private grantmaking foundation.

Mark L. Baumgartner
Born 1969 Trustee since September 2016 1 fund overseen
Principal Occupation(s) During the Past Five Years:
Chief Investment Officer, Carnegie Corporation of New York, a private grant-making foundation (2020 – present). Previously, Chief Investment Officer, Institute for Advanced Study, a private, independent academic institution (2014 – 2020).
Other Directorships: Trustee, YMCA Retirement Fund.

Mai-Anh Tran
Born 1970 Trustee since September 2020 2 Funds overseen
Principal Occupation(s) During the Past Five Years:
Chief Financial Officer, The Ford Foundation, an independent, non-profit grant-making organization (2010 – present).
Other Directorships: Proteus Fund, Inc.

Governance
Trustees and Principal Officers (Unaudited)
Principal Officers

Clarence Kane Brenan
Born 1968 CEO since July 2020
Principal Occupation(s) During the Past Five Years:
CEO, TIFF Advisory Services, Inc. (July 2020 – present) ; President, TIFF Investment Program (July 2020 – March 2021). Partner, Global Head, and Co- CIO of the Global Portfolio Solutions (GPS) group, among other positions, Goldman Sachs (1998 – 2020).

Jay L. Willoughby
Born 1958 Chief Investment Officer since October 2015	Principal Occupation(s) During the Past Five Years: Chief Investment Officer, TIFF Advisory Services, Inc. (2015 – present).
Katherine M. Billings
Born 1980 CFO and Treasurer since July 2017
Principal Occupation(s) During the Past Five Years:
Vice President and Treasurer, TIFF Advisory Services, Inc. (2017 – present); Director, among other positions, PricewaterhouseCoopers, LLP (2002 – 2017).

Lisa L.B. Matson
Born 1970 Vice President since December 2020
Principal Occupation(s) During the Past Five Years:
General Counsel, Vice President and Secretary, TIFF Advisory Services, Inc. (2020 – present). General Counsel, Chief Legal Officer, and Senior Partner, Penn Capital Management Company, Inc. (2014 – 2020).

Zane T. Hamid
Born 1981 Vice President since December 2017	Principal Occupation(s) During the Past Five Years: Vice President and Head of Fund Operations (2017 – present) and Deputy Head of Fund Operations (2013 – 2017), TIFF Advisory Services, Inc.
Christian A. Szautner
Born 1972 CCO since July 2008; Vice President, Secretary, and Chief Legal Officer since July 2017	Principal Occupation(s) During the Past Five Years: Vice President and Chief Compliance Officer, TIFF Advisory Services, Inc.
Robert J. Zion
Born 1961 President since March 2021; Assistant Treasurer since July 2017
Principal Occupation(s) During the Past Five Years:
Vice President and Chief Operating Officer, TIFF Advisory Services, Inc. (March 2017 – present); Vice President, TIFF Investment Program (March 2017 – March 2021). Chief Operating Officer, among other positions, Hirtle Callaghan & Co. (1991 – 2017).

TIFF Investment Program
MONEY MANAGERS AND ACQUIRED FUND (“AF”) MANAGERS
TIFF Multi-Asset Fund
Amundi Pioneer Asset Management US, Inc.
AQR Capital Management, LLC
Canyon Capital Advisors LLC (AF)
Deep Basin Capital LP*
Eversept Partners, LP (AF)
Farallon Capital Management, LLC (AF)**
Fundsmith, LLP
Green Court Capital Management Limited
GSA Capital Ltd. (AF)
Helikon Investments Limited (AF)
Honeycomb Asset Management LP (AF)
Keel Capital AB
Kopernik Global Investors, LLC
Mission Value Partners, LLC
Neo Ivy Capital Management, LLC (AF)
NewGen Asset Management Limited
Northwest Investment Management (Hong Kong) Limited (AF)
QVT Financial LP (AF)**
Radcliffe Capital Management, LP (AF)
Strategy Capital, LLC
TB Alternative Assets Ltd. (“Trustbridge”)
TIFF Advisory Services, Inc.
Voloridge Investment Management, LLC (AF)
ADVISOR
TIFF Advisory Services, Inc.

170 N. Radnor Chester Road
Suite 300
Radnor, PA 19087
phone     610-684-8200
fax         610-684-8210
CUSTODIAN
ACCOUNTING AGENT
TRANSFER AGENT
DIVIDEND DISBURSING AGENT
FUND ADMINISTRATOR
State Street Bank and Trust Company
One Iron Street
Boston, MA 02210
FUND DISTRIBUTOR
Foreside Fund Services, LLC
3 Canal Plaza
Suite 100
Portland, ME 04101
FUND COUNSEL
Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103
INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
PricewaterhouseCoopers LLP
2001 Market Street
Suite 1800
Philadelphia, PA 19103

*
Manager is no longer managing assets for the fund at June 30, 2021.

**
Represents a residual investment with an acquired fund manager that was previously fully redeemed.

Investors should consider the investment objectives, risks and charges and expenses of a fund carefully before investing. The prospectus contains this and other information about the funds. A prospectus may be obtained by contacting TIFF at 800-984-0084 or by visiting https://www.tipfunds.org/files/prospectus_and_disclosures/Prospectus.pdf. Please read the prospectus carefully before investing. The SEC does not approve or disapprove of the securities mentioned in this report. Mutual fund investing involves risk. Principal loss is possible.

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

Included in Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

During the reporting period, there were no material changes to the procedures by which members may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) The Registrant's Chief Executive Officer and Chief Financial Officer concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) (the “1940 Act”) were effective as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"), based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Code of Ethics is not applicable to this filing.

(a)(2) Certification of Chief Executive Officer and Chief Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable to this filing.

(a)(4) Not applicable to this filing.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a – 14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	TIFF Investment Program

By (Signature and Title)	/s/ Clarence Kane Brenan
Clarence Kane Brenan, Chief Executive Officer

Date	August 25, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Clarence Kane Brenan
Clarence Kane Brenan, Chief Executive Officer

Date	August 25, 2021

By (Signature and Title)	/s/ Katherine M. Billings
Katherine M. Billings, Treasurer and Chief Financial Officer

Date	August 25, 2021